UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	4/30

Date of reporting period:	10/31/24

Item 1. Reports to Stockholders.

(a)
PFG American Funds® Conservative Income Strategy Fund

 (PFCOX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG American Funds® Conservative Income Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG American Funds® Conservative Income Strategy provides investors with a broadly diversified strategic allocation that seeks current income and limited price volatility, including exposure to investment grade bonds and dividend-paying equities. The PFG American Funds® Conservative Income Strategy returned (+5.43%) over the trailing period 5/1/2024-10/31/2024, while the Morningstar Conservative Target Risk Total Return Index returned (+6.21%) for the same period. The American Funds American Mutual Fund (+12.69%) was the top performer over the trailing year, followed by the American Funds American Balanced (+10.47%) and the American Funds Income Fund of America (+10.46%). There were no negative performing underlying funds for the period ending 10/31/2024. On a weighted basis, the American Funds American Mutual Fund (+1.25%), American Funds Intermediate Bond Fund of America (+1.21%), and American Funds Bond Fund of America Fund (+1.06%) were the largest contributors to performance, there were no detractors. The small exposure to equities in the American Funds American Mutual and American Funds American Balanced Fund contributed positively to performance. The underperformance relative to the Morningstar Conservative Target Risk Total Return Index is primarily due to exposure in security selection in short duration fixed income and intermediate bonds.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Conservative Income Strategy Fund
Morningstar Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$11,000
$10,528
May-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG American Funds Conservative Income Strategy Fund	Morningstar Conservative Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$10,090	$10,504
Oct-2021	$10,711	$11,232
Oct-2022	$9,520	$9,452
Oct-2023	$9,476	$9,643
Oct-2024	$10,528	$11,000

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG American Funds Conservative Income Strategy Fund	5.43%	11.11%	1.15%
Morningstar Conservative Target Risk Index	6.21%	14.07%	2.14%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$221,555,581
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$1,283,454
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.5%
Open End Funds	99.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
74.6%
Mixed Allocation
14.9%
Equity
9.9%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Equity	9.9%
Mixed Allocation	14.9%
Fixed Income	74.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Intermediate Bond Fund of America, Class R-6	24.8%
Bond Fund of America (The), Class R-6	19.8%
Short Term Bond Fund of America, Class R-6	15.0%
American Funds Strategic Bond Fund, Class R-6	10.0%
Income Fund of America (The), Class R-6	9.9%
American Mutual Fund, Class R-6	9.9%
American Funds Multi-Sector Income Fund, Class R-6	5.0%
American Balanced Fund, Class R-6	5.0%
BlackRock Liquidity FedFund, Institutional Class	0.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG American Funds® Conservative Income Strategy Fund - Class R (PFCOX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFCOX

PFG American Funds® Growth Strategy Fund

 (PFGGX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG American Funds® Growth Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG American Funds® Growth Strategy provides investors with a broadly diversified, strategic equity allocation that is designed to take advantage of opportunities across regions and market capitalization with active fundamental stock selection in the underlying funds. The PFG American Funds® Growth Strategy returned (+10.60%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The top performers for the period 5/1/2024-10/31/2024 were the American Funds New Economy Fund (+14.35%), American Funds Growth Fund of America (+13.91%), American Funds Fundamental Investor (+12.50%) as the top three performers within the PFG American Funds® Growth Strategy. There were no negative performing underlying funds for the period ending 10/31/2024. On a weighted basis, the American Funds Growth Fund of America (+3.45%) was the largest contributor to performance and no detractors for the period ending 10/31/2024. Growth-style equities performed well, continuing their strength from 2023 with tailwinds from artificial intelligence and big technology names.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG American Funds Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,812
$16,469
May-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG American Funds Growth Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$11,460	$11,527
Oct-2021	$15,858	$15,732
Oct-2022	$11,198	$12,822
Oct-2023	$12,198	$13,749
Oct-2024	$16,469	$17,812

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG American Funds Growth Strategy Fund	10.60%	35.01%	11.72%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	13.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$946,613,511
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$5,305,968
Portfolio Turnover	17%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.7%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Equity	99.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Growth Fund of America (The), Class R-6	24.8%
Smallcap World Fund, Inc., Class R-6	15.1%
New Perspective Fund, Class R-6	15.0%
AMCAP Fund, Class R-6	14.8%
American Funds Fundamental Investors, Class R-6	10.0%
American Funds - Investment Company of America (The), Class R-6	10.0%
New Economy Fund (The), Class R-6	10.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG American Funds® Growth Strategy Fund - Class R (PFGGX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFGGX

PFG BNY Mellon Diversifier Strategy Fund

Class R (PFADX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG BNY Mellon Diversifier Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG BNY Mellon® Diversifier Strategy utilizes traditional fixed income with a blend of alternative asset classes and equities to diversify from traditional bond exposure during different market cycles. The Strategy is built to hedge inflation and to utilize alternative asset classes for diversification against traditional asset classes with a secondary objective of capital appreciation. Target weightings for the Strategy are as follows: 60% is investment grade fixed income or floating rate, 30% is diversifiers (or real return), and 10% in Natural Resources or Real Estate. The PFG BNY Mellon® Diversifier Strategy returned +4.65% for the period 5/1/2024-10/31/2024, while the Bloomberg US Aggregate Bond Index returned (+5.31%) for the same period. The BNY Mellon Developed Markets Real Estate (+16.85%) and iShares Global Infrastructure ETF (+15.58%) and BNY Mellon Core Plus Bond Fund (+5.69%) were the top performers for the period 5/1/2024-10/31/2024. There were no negative performing underlying funds for the period 5/1/2024-10/31/2024. On a weighted basis, the BNY Mellon Core Plus Bond (+3.76%) and BNY Mellon Global Real Return (+0.77%) were the largest contributors to performance. We attribute the Strategy’s underperformance to security selection and lag of natural resources over this period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BNY Mellon Diversifier Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,980
$10,784
Dec-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG BNY Mellon Diversifier Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Oct-2018	$9,489	$9,783
Oct-2019	$10,154	$10,909
Oct-2020	$10,389	$11,584
Oct-2021	$11,355	$11,528
Oct-2022	$10,010	$9,720
Oct-2023	$9,824	$9,755
Oct-2024	$10,980	$10,784

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 11, 2017)
PFG BNY Mellon Diversifier Strategy Fund	4.65%	11.77%	1.58%	1.37%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$118,469,918
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$703,812
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	2.0%
Money Market Funds	0.4%
Open End Funds	97.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
70.8%
Alternative
19.8%
Equity
8.9%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Equity	8.9%
Alternative	19.8%
Fixed Income	70.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BNY Mellon Core Plus Fund, Class I	70.8%
BNY Mellon Global Real Return Fund, Class I	19.8%
BNY Mellon Global Real Estate Securities Fund, Class I	4.9%
iShares Global Infrastructure ETF	2.0%
BNY Mellon Natural Resources Fund, Class I	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG BNY Mellon Diversifier Strategy Fund - Class R (PFADX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFADX

PFG BR Target Allocation Equity Strategy Fund

 (PFESX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG BR Target Allocation Equity Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The inception for this Strategy was 10/29/2021. The PFG BR Target Allocation Equity Strategy is tactically managed to provide investors with global equity exposure. The PFG BR Tactical Allocation Equity Strategy returned (+10.53%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned +9.31% for the same period. The iShares US Technology ETF (+17.78%), iShares S&P 500 Growth ETF (+17.43%), and iShares U.S. Equity Factor Rotation ETF (+16.85%) were the top three performers over the trailing six-month period ending 10/31/2024. The iShares Global Energy ETF (-2.25%) was the only negative performer during this period. On a weighted basis, the iShares Core S&P 500 ETF (+4.79%) was the largest contributor to performance, while the iShares Global Energy ETF (-0.02%) was a slight detractor. We attribute the Strategy’s outperformance due to its overweight in US equities, particularly in large cap growth.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG BR Target Allocation Equity Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,812
$16,736
May-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG BR Target Allocation Equity Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$11,180	$11,527
Oct-2021	$15,166	$15,732
Oct-2022	$11,703	$12,822
Oct-2023	$12,760	$13,749
Oct-2024	$16,736	$17,812

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG BR Target Allocation Equity Strategy Fund	10.53%	31.16%	12.12%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	13.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$299,050,838
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$1,611,977
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.5%
Equity	99.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
iShares Core S&P 500 ETF, USD Class	30.6%
iShares S&P 500 Growth ETF	12.0%
iShares MSCI USA Quality Factor ETF	10.9%
iShares U.S. Equity Factor Rotation Active ETF	10.0%
iShares MSCI EAFE Value ETF	9.5%
iShares MSCI EAFE Growth ETF	8.5%
iShares S&P 500 Value ETF	6.0%
iShares MSCI Emerging Markets ex China ETF	5.0%
iShares U.S. Technology ETF	4.0%
iShares Core MSCI Emerging Markets ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG BR Target Allocation Equity Strategy Fund - Class R (PFESX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFESX

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

 (PFFBX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The inception for this Strategy was 10/29/2021. The PFG Fidelity Institutional AM® Core Plus Bond Strategy provides investors with a strategic, broadly diversified fixed income allocation tracking the Bloomberg US Aggregate Bond Index exposure. The PFG Fidelity Institutional AM® Core Plus Bond Strategy returned (+4.81%) for the period 5/1/2024-10/31/2024, while the Bloomberg US Aggregate Bond Index returned +5.31% over the same period. The Fidelity Corporate Bond ETF (+6.24%) was the top performer for the period 5/1/2024-10/31/2024, followed by Fidelity Advisor Strategic Income Fund (+5.89%) and iShares MBS ETF (+5.82%). There were no negative performers for the period. On a weighted basis, the Fidelity Advisor Total Bond Fund (+1.97%) and the Fidelity Corporate Bond ETF (+1.58%) were the largest contributors to performance with no detractors to performance during this period. We attribute the Strategy’s underperformance to the allocation in US Municipals.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Core Plus Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$9,354
$9,077
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Oct-2021	$10,000	$10,000
Oct-2021	$10,000	$10,000
Oct-2022	$8,340	$8,432
Oct-2023	$8,228	$8,462
Oct-2024	$9,077	$9,354

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 29, 2021)
PFG Fidelity Institutional AM Core Plus Bond Strategy Fund	4.81%	10.32%	-3.17%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-2.20%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,981,286
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$347,343
Portfolio Turnover	15%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	42.7%
Money Market Funds	0.7%
Open End Funds	56.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.0%
Money Market Funds
0.7%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Money Market Funds	0.7%
Fixed Income	99.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Total Bond Fund, Class Z	39.2%
Fidelity Corporate Bond ETF	23.2%
Fidelity Advisor Strategic Income Fund, Class Z	17.3%
iShares MBS ETF	11.0%
Invesco Taxable Municipal Bond ETF	8.0%
BlackRock Liquidity FedFund, Institutional Class	0.7%
Fidelity Total Bond ETF	0.3%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund - Class R (PFFBX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFFBX

PFG Fidelity Institutional AM® Equity Index Strategy Fund

 (PFFFX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Index Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG Fidelity Institutional AM® Equity Index Strategy provides investors with a passive, globally diversified, strategic equity allocation. This PFG Strategy is strategic beta exposure to broad market indexes typically rebalancing on an annual basis. The PFG Fidelity Institutional AM® Equity Index Strategy returned (+10.09%)  for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The Fidelity 500 Index Fund (+14.07%), Fidelity Small Cap Index Fund (+12.11%), and the Fidelity Mid Cap Index Fund (+10.99%) outperformed the Morningstar Aggressive Target Risk Total Return Index for the time period. There were no negative performing underlying funds for the period ending 10/31/2024. On a weighted basis, the Fidelity 500 Index Fund (+8.20%) was the largest contributor to performance. We attribute the Strategy’s outperformance to the strength in US equities across all market capitalization.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,812
$17,271
May-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Fidelity Institutional AM Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$11,280	$11,527
Oct-2021	$15,394	$15,732
Oct-2022	$12,409	$12,822
Oct-2023	$13,257	$13,749
Oct-2024	$17,271	$17,812

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Index Strategy Fund	10.09%	30.28%	12.91%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	13.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$356,508,514
Number of Portfolio Holdings	5
Advisory Fee (net of waivers)	$1,979,032
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.8%
Open End Funds	99.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.4%
Money Market Funds
0.8%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.8%
Equity	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity 500 Index Fund, Institutional Premium Class	60.3%
Fidelity Global ex US Index Fund, Institutional Premium Class	30.1%
Fidelity Small Cap Index Fund, Institutional Premium Class	5.0%
Fidelity Mid Cap Index Fund, Institutional Premium Class	4.0%
BlackRock Liquidity FedFund, Institutional Class	0.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Fidelity Institutional AM® Equity Index Strategy Fund - Class R (PFFFX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFFFX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

 (PFFSX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Fidelity Institutional AM® Equity Sector Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG Fidelity Institutional AM® Equity Sector Strategy provides investors with a tactically managed allocation that tilts exposure to sectors based on shifts in the business cycle. As of 10/31/2024, the current positioning is defensively positioned in the late stage of the US business cycle. The PFG Fidelity Institutional AM® Equity Sector Strategy returned (+9.90%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The bulk of outperformance for the period 5/1/2024-10/31/2024, as compared to the Strategy’s benchmark, was driven by Fidelity MSCI Financials ETF (+17.00%), Fidelity Advisor Technology Fund (+16.99%). The Fidelity Advisor Communication Services Fund (+16.85%) were the top performers for the one-year period ending 10/31/2024. On a weighted basis, the Fidelity Advisor Technology Fund (+4.02%) and the Fidelity Advisor Communication Services Fund (+1.67%) were the top contributors to performance. The Fidelity MSCI Energy ETF (-0.40%) was the only detractor from performance. The Strategy’s slight overweight in cyclical sectors such as Technology and Communications relative to its late cycle positioning benefitted the Strategy while the overweight of energy detracted from performance.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Fidelity Institutional AM Equity Sector Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$18,731
$17,812
May-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Fidelity Institutional AM Equity Sector Strategy Fund	Morningstar Aggressive Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$10,510	$11,527
Oct-2021	$14,910	$15,732
Oct-2022	$13,829	$12,822
Oct-2023	$14,335	$13,749
Oct-2024	$18,731	$17,812

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG Fidelity Institutional AM Equity Sector Strategy Fund	9.90%	30.67%	14.96%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	13.68%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$413,610,142
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$2,450,224
Portfolio Turnover	44%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	49.1%
Money Market Funds	0.5%
Open End Funds	50.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.6%
Money Market Funds
0.5%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Advisor Technology Fund, Class Z	23.6%
Fidelity MSCI Materials Index ETF	17.9%
Fidelity Advisor Communication Services Fund, Class Z	14.7%
Fidelity Advisor Health Care Fund, Class Z	12.2%
Fidelity MSCI Financials Index ETF	10.7%
Fidelity MSCI Energy Index ETF	10.4%
Fidelity MSCI Consumer Discretionary Index ETF	10.1%
BlackRock Liquidity FedFund, Institutional Class	0.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund - Class R (PFFSX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFFSX

PFG Global Equity Index Strategy Fund

 (PFSGX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Global Equity Index Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG Global Equity Index Strategy seeks growth of capital with exposure to passively managed and low cost ETFs to track a specific index consisting of either or both U.S. and foreign equity securities of any capitalization. This PFG Global Equity Index Strategy returned (+7.70%) from 05/01/2024 to 10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (9.57%) for the same period. The Vanguard Growth ETF (+16.44%), Vanguard Total Stock Market ETF (+13.82%), Vanguard Value ETF (+11.32%) were the top performers since inception to period ending 10/31/2024. The Vanguard FTSE Developed Market ETF (-0.20%) was the only negative performer during this time period. On a weighted basis, the Vanguard Total Stock Market ETF (+4.08%), Vanguard Growth ETF (+2.39%) and Vanguard Value ETF (+1.29%) were the top contributors to performance. We attribute the underperformance relative to the Morningstar Aggressive Target Risk Total Return Index due to the strategy’s strategic asset allocation into Ex-US equities given the continued outperformance of US equities during this time period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Global Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$10,957
$10,770
05/01/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24

	PFG Global Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
05/01/24	$10,000	$10,000
05/31/24	$10,240	$10,333
06/30/24	$10,370	$10,416
07/31/24	$10,570	$10,696
08/31/24	$10,790	$10,973
09/30/24	$11,020	$11,230
10/31/24	$10,770	$10,957

Average Annual Total Returns

	6 Months	Since Inception (May 1, 2024)
PFG Global Equity Index Strategy Fund	7.70%	7.70%
Morningstar Aggressive Target Risk Index	9.57%	9.57%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$59,755,109
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$286,825
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.5%
Equity	99.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Total Stock Market ETF	30.0%
Vanguard Total International Stock ETF	19.7%
Vanguard Growth ETF	14.3%
Vanguard FTSE Developed Markets ETF	14.0%
Vanguard Value ETF	11.8%
Vanguard FTSE Emerging Markets ETF	6.0%
Vanguard Small-Cap ETF	3.8%
BlackRock Liquidity FedFund, Institutional Class	0.5%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Global Equity Index Strategy Fund - Class R (PFSGX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFSGX

PFG Invesco® Equity Factor Rotation Strategy Fund

 (PFIOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Invesco® Equity Factor Rotation Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The inception for this Strategy was 10/29/2021. The PFG Invesco® Equity Factor Rotation Strategy provides investors with exposure to global equities that is tactically managed and utilizes equity factor-based tilts based on business cycles. The PFG Invesco® Equity Factor Rotation Strategy returned (+5.10%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The Invesco S&P 500 Momentum ETF (+19.90%), Invesco S&P 500 Quality ETF (+13.23%) and Invesco Low Volatility ETF (+12.41%) were the top performers for the period 5/1/2024-10/31/2024. The Invesco International Developed Dynamic Multifactor ETF (-0.60%) was the worst performer for the period 5/1/2024-10/31/2024. On a weighted basis, the Invesco S&P 500 Momentum ETF (+1.39%), Invesco Low Volatility ETF (+1.14%), and Invesco S&P MidCap 400 ETF (+1.06%) were the top contributors to performance. On a weighted basis, there were no detractors. We attribute the Strategy’s underperformance relative to its benchmark to its methodology using factor exposures that is currently indicating a contraction business cycle which underweights the momentum factor causing the strategy to lag the narrow leadership of US large cap growth equities during this time period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Invesco Equity Factor Rotation Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$11,322
$9,076
Oct-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Invesco Equity Factor Rotation Strategy Fund	Morningstar Aggressive Target Risk Index
Oct-2021	$10,000	$10,000
Oct-2021	$10,000	$10,000
Oct-2022	$7,122	$8,150
Oct-2023	$7,152	$8,740
Oct-2024	$9,076	$11,322

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 29, 2021)
PFG Invesco Equity Factor Rotation Strategy Fund	5.10%	26.89%	-3.18%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	4.22%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$57,422,647
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$373,143
Portfolio Turnover	46%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.5%
Money Market Funds	0.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.4%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Equity	99.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Russell 1000 Dynamic Multifactor ETF	20.5%
Invesco S&P 500 Low Volatility ETF	14.7%
Invesco S&P 500 Quality ETF	12.1%
Invesco S&P 500 Momentum ETF	12.1%
Invesco S&P Emerging Markets Low Volatility ETF	10.0%
Invesco S&P International Developed Low Volatility ETF, USD Class	10.0%
Invesco Russell 2000 Dynamic Multifactor ETF	5.3%
Invesco International Developed Dynamic Multifactor ETF	5.0%
Invesco S&P 500 Enhanced Value ETF, USD Class	4.9%
Invesco S&P MidCap 400 GARP ETF	4.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Invesco® Equity Factor Rotation Strategy Fund - Class R (PFIOX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFIOX

PFG Janus Henderson® Balanced Strategy Fund

 (PFJHX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Janus Henderson® Balanced Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The inception for this Strategy was 10/29/2021. The PFG Janus Henderson® Balanced Strategy provides investors with a concentrated exposure to Janus Henderson Balanced Fund that dynamically adjusts equity and fixed income exposure between 30% to 70% of the Strategy complemented with other Janus Henderson underlying funds depending on market conditions. The PFG Janus Henderson® Balanced Strategy returned (+8.93%) for the period 5/1/2024-10/31/2024, while the Morningstar Moderate Target Risk Total Return Index returned (+7.87%) over the same period. The Janus Henderson Balanced Fund, which comprises ~80% of the Strategy as of 10/31/2024, currently has around 62% of equities with 98% equities exposure in North America. The Janus Henderson Contrarian Fund (+15.08%), Janus Henderson Balanced (+9.95%), and Janus Henderson Small/Mid Cap Growth Alpha ETF (+9.72%) were the top performers for the period 5/1/2024-10/31/2024. On a weighted basis, the Janus Henderson Balanced Fund (+7.93%) was the top contributor to performance with no detractor from performance. We attribute the outperformance of this strategy due to the overweight in equities  positioning of the Janus Henderson Balanced Fund.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Janus Henderson Balanced Strategy Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$10,575
$10,386
Oct-2021
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Janus Henderson Balanced Strategy Fund	Morningstar Moderate Target Risk Index
Oct-2021	$10,000	$10,000
Oct-2021	$10,000	$10,000
Oct-2022	$8,181	$8,250
Oct-2023	$8,444	$8,642
Oct-2024	$10,386	$10,575

Average Annual Total Returns

	6 Months	1 Year	Since Inception (October 29, 2021)
PFG Janus Henderson Balanced Strategy Fund	8.93%	23.00%	1.27%
Morningstar Moderate Target Risk Index	7.87%	22.37%	1.88%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$289,795,547
Number of Portfolio Holdings	7
Advisory Fee (net of waivers)	$1,711,520
Portfolio Turnover	9%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	9.5%
Money Market Funds	0.4%
Open End Funds	90.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Mixed Allocation
79.8%
Equity
12.4%
Fixed Income
7.5%
Money Market Funds
0.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.4%
Fixed Income	7.5%
Equity	12.4%
Mixed Allocation	79.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Janus Henderson Balanced Fund, Class N	79.8%
Janus Henderson Contrarian Fund, Class N	7.4%
Janus Henderson Short Duration Income ETF	4.5%
Janus Henderson Small/Mid Cap Growth Alpha ETF	3.0%
Janus Henderson High-Yield Fund, Class N	3.0%
Janus Henderson Small Cap Growth Alpha ETF	2.0%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Janus Henderson® Balanced Strategy Fund - Class R (PFJHX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFJHX

PFG JP Morgan® Tactical Aggressive Strategy Fund

 (PFSEX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Aggressive Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG JP Morgan® Tactical Aggressive Strategy provides a tactically managed globally diversified equity allocation based upon market conditions across regions, market capitalization and equity style. The PFG JP Morgan® Tactical Aggressive Strategy returned (+10.02%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The JP Morgan Growth Advantage Fund (+14.90%), JP Morgan Large Cap Growth Fund (+14.79%), and JP Morgan US Equity (+14.59%) were the top performers for the period 5/1/2024-10/31/2024. There were no negative performers for the period ending 10/31/2024. On a weighted basis, the JP Morgan US Equity Fund (+3.87%), JP Morgan BetaBuilders US Equity ETF (+1.76%), and the JPMorgan Large Cap Growth Fund (+1.38%) were the top contributors to performance. We attribute the outperformance to the portfolio’s tilt to US Equity and US Equity Large Cap Growth exposure relative to Morningstar Aggressive Target Risk Total Return Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG JP Morgan Tactical Aggressive Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,417
$16,347
Dec-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG JP Morgan Tactical Aggressive Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Oct-2018	$9,650	$9,827
Oct-2019	$10,443	$11,111
Oct-2020	$10,412	$11,272
Oct-2021	$14,255	$15,384
Oct-2022	$11,619	$12,538
Oct-2023	$12,526	$13,445
Oct-2024	$16,347	$17,417

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 11, 2017)
PFG JP Morgan Tactical Aggressive Strategy Fund	10.02%	30.51%	9.38%	7.40%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	9.41%	8.39%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$290,702,395
Number of Portfolio Holdings	13
Advisory Fee (net of waivers)	$1,699,613
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	40.4%
Money Market Funds	0.4%
Open End Funds	59.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
95.1%
Alternative
4.4%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.4%
Alternative	4.4%
Equity	95.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Equity Fund, Class R6	27.2%
JPMorgan BetaBuilders US Equity ETF	17.7%
JPMorgan International Research Enhanced Equity ETF	12.0%
JPMorgan Large Cap Value Fund, Class R6	10.6%
JPMorgan Large Cap Growth Fund, Class R6	8.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4.4%
JPMorgan Diversified Return International Equity ETF	4.2%
JPMorgan Growth Advantage Fund, Class R6	3.8%
JPMorgan US Value Factor ETF	3.7%
JPMorgan Emerging Markets Equity Fund, Class R6	2.9%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG JP Morgan® Tactical Aggressive Strategy Fund - Class R (PFSEX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFSEX

PFG JP Morgan® Tactical Moderate Strategy Fund

 (PFJDX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG JP Morgan® Tactical Moderate Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG JP Morgan® Tactical Moderate Strategy provides a globally diversified allocation with the ability to tactically adjust the equity and fixed income exposure based upon market conditions. The PFG JP Morgan® Tactical Moderate Strategy returned (+8.46%) for the period 5/1/2024-10/31/2024, while the Morningstar Moderate Target Risk Total Return Index returned (+7.87%) for the same period. The JP Morgan Large Cap Growth Fund (+14.79%), JP Morgan US Equity Fund (+14.59%), and JP Morgan BetaBuilders US Equity ETF  (+14.09%) were the top performers for the period 5/1/2024-10/31/2024. There were no negative performers for the period ending 10/31/2024. On a weighted basis, the JPMorgan US Equity ETF (+2.12%), JPMorgan BetaBuilders US Equity ETF (+1.73%), and JP Morgan Large Cap Growth Fund (+1.00%) were the top contributors to performance and there were no detractors from performance. The Strategy shifted from an overweight of 4% to equities at the end of 1Q2024 to a 2.5% overweight to equities at the end of 3Q2024 relative to the 60/40 portfolio. The current preference is a pro-risk stance into equities and credit. The Strategy is neutral on duration and taking profits in US large cap equities and increasing income-oriented US equities which has contributed to an outperformance relative to Morningstar Moderate Target Risk Total Return Index.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	PFG JP Morgan Tactical Moderate Strategy Fund	Morningstar Moderate Target Risk Index	Morningstar Moderately Aggressive Target Risk Index
Mar-2018	$10,000	$10,000	$10,000
Oct-2018	$9,460	$9,674	$9,558
Oct-2019	$10,225	$10,878	$10,803
Oct-2020	$10,211	$11,370	$11,143
Oct-2021	$12,516	$13,868	$14,479
Oct-2022	$10,377	$11,442	$11,844
Oct-2023	$10,745	$11,985	$12,573
Oct-2024	$13,229	$14,666	$15,903

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (March 15, 2018)
PFG JP Morgan Tactical Moderate Strategy Fund	8.46%	23.11%	5.29%	4.31%
Morningstar Moderately Aggressive Target Risk Index	8.77%	26.48%	8.04%	7.25%
Morningstar Moderate Target Risk Index	7.87%	22.37%	6.16%	5.95%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$146,696,102
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$876,126
Portfolio Turnover	21%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	48.0%
Money Market Funds	0.6%
Open End Funds	51.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
60.7%
Fixed Income
35.7%
Alternative
3.2%
Money Market Funds
0.6%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	0.6%
Alternative	3.2%
Fixed Income	35.7%
Equity	60.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan BetaBuilders US Equity ETF	15.7%
JPMorgan US Equity Fund, Class R6	13.2%
JPMorgan Core Plus Bond Fund, Class R6	10.8%
JPMorgan Large Cap Value Fund, Class R6	8.5%
JPMorgan BetaBuilders U.S. Aggregate Bond ETF	6.8%
JPMorgan Income Fund, Class R6	6.1%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	6.0%
JPMorgan Large Cap Growth Fund, Class R6	6.0%
iShares 10-20 Year Treasury Bond ETF	6.0%
JPMorgan International Research Enhanced Equity ETF	6.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG JP Morgan® Tactical Moderate Strategy Fund - Class R (PFJDX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFJDX

PFG Meeder Tactical Strategy Fund

 (PFTEX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Meeder Tactical Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$105	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG Meeder Tactical Strategy provides a tactical allocation of equity and fixed income exposures based on current market conditions.  This PFG Meeder Tactical Strategy returned (+8.61%) for the period 5/1/2024-10/31/2024, while the Morningstar Moderate Target Risk Total Return Index returned (+7.87%) for the same period. The Meeder Dynamic Allocation Fund (+9.31%), Meeder Balanced Fund (+8.64%) and Meeder Moderate Allocation Fund (+7.88%) were the top performers for the period 5/1/2024-10/31/2024. On a weighted basis, the Meeder Muirfield Fund (+5.67%) was a top contributor to performance. As of 10/31/2024, Meeder has been overweight equities favoring US over Eurozone, Ex-US Developed and emerging markets. From a sector standpoint, the Strategy currently has an overweight to information technology, healthcare, and financials as of 10/31/2024. Overall, the strategy is positioned more “risk-on”, with the tilts into intermediate duration fixed income and US High Yield.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Meeder Tactical Strategy Fund
Morningstar Moderate Target Risk Index
$15,000
$10,000
$5,000
$0
$14,906
$13,282
Dec-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Meeder Tactical Strategy Fund	Morningstar Moderate Target Risk Index
Dec-2017	$10,000	$10,000
Oct-2018	$9,673	$9,832
Oct-2019	$10,111	$11,056
Oct-2020	$9,765	$11,555
Oct-2021	$11,953	$14,095
Oct-2022	$10,319	$11,629
Oct-2023	$10,553	$12,181
Oct-2024	$13,282	$14,906

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 11, 2017)
PFG Meeder Tactical Strategy Fund	8.61%	25.86%	5.61%	4.21%
Morningstar Moderate Target Risk Index	7.87%	22.37%	6.16%	5.97%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$124,348,160
Number of Portfolio Holdings	9
Advisory Fee (net of waivers)	$737,490
Portfolio Turnover	4%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Open End Funds	99.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
76.0%
Mixed Allocation
10.7%
Alternative
10.0%
Fixed Income
2.7%
Money Market Funds
0.4%
Other Assets in Excess of Liabilities
0.2%

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.4%
Fixed Income	2.7%
Alternative	10.0%
Mixed Allocation	10.7%
Equity	76.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meeder Muirfield Fund, Institutional Class	55.7%
Meeder Dynamic Allocation Fund, Institutional Class	16.8%
Meeder Spectrum Fund, Institutional Class	10.0%
Meeder Balanced Fund, Institutional Class	7.9%
Meeder Moderate Allocation Fund, Institutional Class	3.5%
Meeder Conservative Allocation Fund, Institutional Class	2.8%
Meeder Tactical Income Fund, Institutional Class	1.4%
Performance Trust Total Return Bond Fund, Institutional Class	1.3%
BlackRock Liquidity FedFund, Institutional Class	0.4%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Meeder Tactical Strategy Fund - Class R (PFTEX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFTEX

PFG MFS® Aggressive Growth Strategy Fund

 (PFSMX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG MFS® Aggressive Growth Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$104	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG MFS® Aggressive Growth Strategy provides a strategically managed, globally diversified equity allocation and holds diversifying allocations to real estate and commodities. The Strategy approaches portfolio management from a strategic and risk-based approach. As of 10/31/2024, the PFG MFS Aggressive Growth Strategy consists of 58.5% US Equities across various styles and market caps; 30% is in non-US assets, comprised of International Developed and Emerging Markets; and 10% is in real estate and commodities. The PFG MFS® Aggressive Growth Strategy returned (+7.79%) for the period 5/1/2024-10/31/2024, while the Morningstar Aggressive Target Risk Total Return Index returned (+9.31%) for the same period. The MFS Growth Fund (+12.61%), MFS Global Real Estate Fund (+11.92%), and MFS Mid Cap Value Fund (+11.92%) were the top performers for the period 5/1/2024-10/31/2024. The iShares GSCI Commodities Dynamic Roll Strategy ETF (-5.04%) led the declines. On a weighted basis, MFS Growth Fund (+1.50%), MFS Research Fund (+1.19%), and MFS Value (+1.15%) were the top contributors to performance, while the iShares GSCI Commodities Dynamic Roll Strategy ETF (-0.25%) detracted from performance. We attribute the Strategy’s underperformance over the period due to strategic weights and security selection in international, emerging markets, and commodities.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG MFS Aggressive Growth Strategy Fund
Morningstar Aggressive Target Risk Index
$20,000
$15,000
$10,000
$5,000
$0
$17,417
$16,043
Dec-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG MFS Aggressive Growth Strategy Fund	Morningstar Aggressive Target Risk Index
Dec-2017	$10,000	$10,000
Oct-2018	$9,768	$9,827
Oct-2019	$11,054	$11,111
Oct-2020	$11,249	$11,272
Oct-2021	$15,188	$15,384
Oct-2022	$12,197	$12,538
Oct-2023	$12,773	$13,445
Oct-2024	$16,043	$17,417

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 11, 2017)
PFG MFS Aggressive Growth Strategy Fund	7.79%	25.60%	7.73%	7.10%
Morningstar Aggressive Target Risk Index	9.31%	29.54%	9.41%	8.39%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,503,781
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$638,987
Portfolio Turnover	7%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	14.8%
Money Market Funds	0.5%
Open End Funds	84.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
94.5%
Commodity
5.0%
Money Market Funds
0.5%

Value	Value
Money Market Funds	0.5%
Commodity	5.0%
Equity	94.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
MFS Value Fund, Class R6	12.0%
MFS Growth Fund, Class R6	11.8%
MFS Research Fund, Class R6	11.0%
MFS Mid Cap Value Fund, Class R5	10.1%
MFS Mid Cap Growth Fund, Class R6	10.0%
MFS Research International Fund, Class R6	7.9%
MFS Global Real Estate Fund, Class R5	5.0%
MFS International Large Cap Value Fund, Class R6	5.0%
iShares GSCI Commodity Dynamic Roll Strategy ETF	5.0%
MFS International Equity Fund, Class R6	5.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG MFS® Aggressive Growth Strategy Fund - Class R (PFSMX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFSMX

PFG PIMCO Active Core Bond Strategy Fund

 (PFDOX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG PIMCO Active Core Bond Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$102	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG PIMCO Active Core Bond Strategy provides investors with a diversified fixed income allocation across domestic and foreign countries varying in maturity and credit quality. The PFG PIMCO Active Core Bond Strategy returned (+4.00%) for the period 5/1/2024-10/31/2024, while the Bloomberg US Aggregate Bond Index returned (+5.31%) for the same period. The PIMCO Investment Grade Credit Bond Fund (+6.06%), PIMCO Total Return Fund (+5.56%), and PIMCO Income Fund (+5.14%) were the top performers for the period 5/1/2024-10/31/2024. There were no negative performers for the same period. On a weighted basis, The PIMCO Total Return (+2.22%), PIMCO Income Fund (+1.38%), and PIMCO Mortgage Opportunities and Bond Fund (+0.68%) were the largest contributors for the period 5/1/2024-10/31/2024 with no detractors. Overall, the PFG PIMCO Active Core Bond Strategy underperformed its benchmark, Bloomberg US Aggregate Bond Index, and we attribute the underperformance over the period to underlying security selection.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG PIMCO Active Core Bond Strategy Fund
Bloomberg U.S. Aggregate Bond Index
$15,000
$10,000
$5,000
$0
$10,784
$10,035
Dec-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG PIMCO Active Core Bond Strategy Fund	Bloomberg U.S. Aggregate Bond Index
Dec-2017	$10,000	$10,000
Oct-2018	$9,728	$9,783
Oct-2019	$10,363	$10,909
Oct-2020	$10,714	$11,584
Oct-2021	$10,778	$11,528
Oct-2022	$9,071	$9,720
Oct-2023	$9,161	$9,755
Oct-2024	$10,035	$10,784

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 11, 2017)
PFG PIMCO Active Core Bond Strategy Fund	4.00%	9.54%	-0.64%	0.05%
Bloomberg U.S. Aggregate Bond Index	5.31%	10.55%	-0.23%	1.10%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$141,523,016
Number of Portfolio Holdings	8
Advisory Fee (net of waivers)	$803,801
Portfolio Turnover	12%

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.6%
Open End Funds	99.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
99.3%
Money Market Funds
0.6%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.6%
Fixed Income	99.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
PIMCO Total Return Fund, Institutional Class	38.7%
PIMCO Income Fund, Institutional Class	25.8%
PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	14.9%
PIMCO Real Return Fund, Institutional Class	5.0%
PIMCO Emerging Markets Bond Fund, Institutional Class	5.0%
PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	5.0%
PIMCO Investment Grade Credit Bond Fund, Institutional Class	4.9%
BlackRock Liquidity FedFund, Institutional Class	0.6%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG PIMCO Active Core Bond Strategy Fund - Class R (PFDOX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFDOX

PFG Tactical Income Strategy Fund

 (PFTSX )

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG Tactical Income Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$103	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG Tactical Income Strategy seeks income with a focus on tactical high yield strategies, investment grade credit, and dividend paying equities. This PFG Tactical Income Strategy returned (+6.15%) for the period 5/1/2024-10/31/2024, while the Morningstar Moderately Conservative Target Risk Total Return Total Return Index returned (+6.21%) for the same period. The Janus Henderson Contrarian (+15.08%), Janus Henderson Global Technology and Innovation(+14.41%), and Janus Henderson Global Life Sciences Fund (+9.01%) were the top performers for the period 5/1/2024-10/31/2024. There were no negative performers during this time period. On a weighted basis, the Janus Henderson Contrarian Fund (+1.57%), Counterpoint Tactical Income Fund (+0.89%) and Janus Henderson Responsible International Fund (+0.83%) were the top contributors to performance. There were no detractors from performance. We attribute the slight underperformance relative to the Morningstar Moderate Conservative Target Risk Total Return Index due to the strategy’s manager selection in a few of the underlying holdings.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG Tactical Income Strategy Fund
Morningstar Moderately Conservative Target Risk Index
$15,000
$10,000
$5,000
$0
$12,653
$12,064
May-2020
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024

	PFG Tactical Income Strategy Fund	Morningstar Moderately Conservative Target Risk Index
May-2020	$10,000	$10,000
Oct-2020	$10,280	$10,781
Oct-2021	$11,899	$12,330
Oct-2022	$10,061	$10,311
Oct-2023	$10,327	$10,696
Oct-2024	$12,064	$12,653

Average Annual Total Returns

	6 Months	1 Year	Since Inception (May 1, 2020)
PFG Tactical Income Strategy Fund	6.15%	16.81%	4.26%
Morningstar Moderately Conservative Target Risk Index	7.12%	18.30%	5.37%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$104,905,679
Number of Portfolio Holdings	18
Advisory Fee (net of waivers)	$617,984
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	13.6%
Money Market Funds	0.5%
Open End Funds	85.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
58.4%
Equity
29.1%
Mixed Allocation
11.9%
Money Market Funds
0.5%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Mixed Allocation	11.9%
Equity	29.1%
Fixed Income	58.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Counterpoint Tactical Income Fund, Class I	22.2%
Janus Henderson Responsible International Dividend Fund, Class R6	11.9%
Janus Henderson Global Equity Income Fund, Class N	8.9%
Janus Henderson Flexible Bond Fund, Class N	8.8%
Sierra Tactical Bond Fund, Institutional Class	8.7%
Janus Henderson Contrarian Fund, Class N	8.3%
Janus Henderson Mortgage-Backed Securities ETF	7.0%
Janus Henderson Global Technology and Innovation Fund, Class N	4.3%
Janus Henderson Global Life Sciences Fund, Class N	3.4%
Janus Henderson High-Yield Fund, Class N	3.0%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG Tactical Income Strategy Fund - Class R (PFTSX )

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFTSX

PFG US Equity Index Strategy Fund

 (PFSSX)

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about PFG US Equity Index Strategy Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.tpfg.com/funds-reports. You can also request this information by contacting us at 888-451-TPFG.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$106	1.99%Footnote Reference*

* Annualized

How did the Fund perform during the reporting period?

The PFG US Equity Index Strategy seeks growth of capital with exposure to passively managed and low-cost ETFs to track a specific index consisting of U.S. equity securities of any capitalization. The PFG US Equity Index Strategy returned (+11.50%) from 05/01/2024 to 10/31/2024, while the Morningstar Aggressive Target Risk Index returned (+9.57%) for the same period. The Russell 1000 Growth ETF (+16.30%), Vanguard S&P 500 ETF (+14.06%) and Vanguard Extended Market ETF (+12.29%) were the top performers since inception to period ending 10/31/2024. There were no negative performers during this time period. On a weighted basis, the Vanguard S&P 500 ETF (+6.25%), Vanguard Russell 1000 Growth ETF (+4.47%) and Vanguard Russell 1000 Value ETF (+2.07%) were the top contributors to performance. There were no detractors from the performance. We attribute the slight outperformance to the Morningstar Aggressive Target Risk Total Return Index due to the strategy’s exposure to 100% US equities and broader capitalization exposure to capture the relative outperformance of small cap U.S. equities during this time period.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

PFG US Equity Index Strategy Fund
Morningstar Aggressive Target Risk Index
$15,000
$10,000
$5,000
$0
$11,150
$10,957
05/01/24
05/31/24
06/30/24
07/31/24
08/31/24
09/30/24
10/31/24

	PFG US Equity Index Strategy Fund	Morningstar Aggressive Target Risk Index
05/01/24	$10,000	$10,000
05/31/24	$10,380	$10,333
06/30/24	$10,670	$10,416
07/31/24	$10,820	$10,696
08/31/24	$11,040	$10,973
09/30/24	$11,260	$11,230
10/31/24	$11,150	$10,957

Average Annual Total Returns

	6 Months	Since Inception (May 1, 2024)
PFG US Equity Index Strategy Fund	11.50%	11.50%
Morningstar Aggressive Target Risk Index	9.57%	9.57%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$68,202,511
Number of Portfolio Holdings	6
Advisory Fee (net of waivers)	$359,021
Portfolio Turnover	14%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
99.8%
Money Market Funds
0.7%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	0.7%
Equity	99.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	44.6%
Vanguard Russell 1000 Growth ETF	24.6%
Vanguard Russell 1000 Value ETF	22.4%
Vanguard Extended Market ETF	6.5%
Vanguard Russell 2000 ETF	1.7%
BlackRock Liquidity FedFund, Institutional Class	0.7%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

PFG US Equity Index Strategy Fund - Class R (PFSSX)

Semi-Annual Shareholder Report - October 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.tpfg.com/funds-reports ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-PFSSX

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

SEMI-ANNUAL FINANCIAL STATEMENTS

October 31, 2024

Distributed by Northern Lights Distributors, LLC

FINRA Member

PACIFIC FINANCIAL GROUP

888-451-TPFG | TPFG.com

PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	EQUITY - 9.9%
374,035	American Mutual Fund, Class R-6	$21,910,998

	FIXED INCOME - 74.6%
1,174,693	American Funds Multi-Sector Income Fund, Class R-6	11,065,612
2,404,833	American Funds Strategic Bond Fund, Class R-6	22,124,463
3,893,910	Bond Fund of America (The), Class R-6	43,923,310
4,407,550	Intermediate Bond Fund of America, Class R-6	55,006,225
3,483,597	Short Term Bond Fund of America, Class R-6	33,233,514
		165,353,124
	MIXED ALLOCATION - 14.9%
305,622	American Balanced Fund, Class R-6	10,977,935
855,588	Income Fund of America (The), Class R-6	22,005,726
		32,983,661

	TOTAL OPEN END FUNDS (Cost $225,232,034)	220,247,783

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,151,798	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $1,151,798)(a)	1,151,798

	TOTAL INVESTMENTS - 99.9% (Cost $226,383,832)	$221,399,581
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	156,000
	NET ASSETS - 100.0%	$221,555,581

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG AMERICAN FUNDS® GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.7%
	EQUITY - 99.7%
3,120,734	AMCAP Fund, Class R-6	$139,996,114
1,567,625	American Funds - Investment Company of America (The), Class R-6	94,653,182
1,113,776	American Funds Fundamental Investors, Class R-6	94,804,643
3,026,528	Growth Fund of America (The), Class R-6	234,767,763
1,438,747	New Economy Fund (The), Class R-6	94,583,230
2,201,361	New Perspective Fund, Class R-6	141,921,721
1,999,636	Smallcap World Fund, Inc., Class R-6	142,834,002
	TOTAL OPEN END FUNDS (Cost $848,561,401)	943,560,655

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
3,762,009	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $3,762,009)(a)	3,762,009

	TOTAL INVESTMENTS - 100.1% (Cost $852,323,410)	$947,322,664
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(709,153)
	NET ASSETS - 100.0%	$946,613,511

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG BNY MELLON DIVERSIFIER STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUND — 2.0%
	EQUITY - 2.0%
44,042	iShares Global Infrastructure ETF (Cost $2,077,198)	$2,366,377

	OPEN END FUNDS — 97.5%
	ALTERNATIVE - 19.8%
1,471,174	BNY Mellon Global Real Return Fund, Class I	23,494,654

	EQUITY - 6.9%
669,301	BNY Mellon Global Real Estate Securities Fund, Class I	5,802,837
47,989	BNY Mellon Natural Resources Fund, Class I	2,328,894
		8,131,731
	FIXED INCOME - 70.8%
9,109,510	BNY Mellon Core Plus Fund, Class I	83,898,588

	TOTAL OPEN END FUNDS (Cost $113,428,147)	115,524,973

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
489,146	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $489,146)(a)	489,146

	TOTAL INVESTMENTS - 99.9% (Cost $115,994,491)	$118,380,496
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	89,422
	NET ASSETS - 100.0%	$118,469,918

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG BR TARGET ALLOCATION EQUITY STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.5%
	EQUITY - 99.5%
106,985	iShares Core MSCI Emerging Markets ETF	$5,950,506
160,322	iShares Core S&P 500 ETF	91,582,340
251,432	iShares MSCI EAFE Growth ETF	25,354,403
520,397	iShares MSCI EAFE Value ETF	28,559,387
252,567	iShares MSCI Emerging Markets ex China ETF	14,876,196
185,594	iShares MSCI USA Quality Factor ETF	32,742,493
376,699	iShares S&P 500 Growth ETF	35,827,842
92,029	iShares S&P 500 Value ETF	17,912,524
602,600	iShares U.S. Equity Factor Rotation Active ETF	29,852,804
62,722	iShares U.S. Infrastructure ETF	2,941,662
78,991	iShares U.S. Technology ETF	11,903,154
	TOTAL EXCHANGE-TRADED FUNDS (Cost $267,615,435)	297,503,311

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
1,586,744	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $1,586,744)(a)	1,586,744

	TOTAL INVESTMENTS - 100.0% (Cost $269,202,179)	$299,090,055
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%(b)	(39,217)
	NET ASSETS - 100.0%	$299,050,838

EAFE - Europe, Australasia and Far East

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(b)	Amount represents less than 0.05%.

Please see accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® CORE PLUS BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.5%
	FIXED INCOME - 42.5%
296,913	Fidelity Corporate Bond ETF(a)	$13,928,189
4,028	Fidelity Total Bond ETF	183,314
180,035	Invesco Taxable Municipal Bond ETF	4,808,735
71,023	iShares MBS ETF	6,593,775
	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,779,894)	25,514,013

	OPEN END FUNDS — 56.5%
	FIXED INCOME - 56.5%
889,015	Fidelity Advisor Strategic Income Fund, Class Z	10,374,801
2,469,884	Fidelity Total Bond Fund, Class Z	23,513,294
	TOTAL OPEN END FUNDS (Cost $33,024,049)	33,888,095

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
418,103	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $418,103)(b)	418,103

	TOTAL INVESTMENTS - 99.7% (Cost $58,222,046)	$59,820,211
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%	161,075
	NET ASSETS - 100.0%	$59,981,286

ETF - Exchange-Traded Fund

(a)	Affiliated Company – PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund holds in excess of 5% of outstanding voting securities of this fund.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.4%
	EQUITY - 99.4%
1,084,420	Fidelity 500 Index Fund, Institutional Premium Class	$215,018,791
7,036,087	Fidelity Global ex US Index Fund, Institutional Premium Class	107,511,406
414,965	Fidelity Mid Cap Index Fund, Institutional Premium Class	14,166,905
650,840	Fidelity Small Cap Index Fund, Institutional Premium Class	17,846,027
	TOTAL OPEN END FUNDS (Cost $292,580,504)	354,543,129

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
2,787,000	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $2,787,000)(a)	2,787,000

	TOTAL INVESTMENTS - 100.2% (Cost $295,367,504)	$357,330,129
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(821,615)
	NET ASSETS - 100.0%	$356,508,514

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG FIDELITY INSTITUTIONAL AM® EQUITY SECTOR STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 49.1%
	EQUITY - 49.1%
485,165	Fidelity MSCI Consumer Discretionary Index ETF	$42,024,992
1,767,875	Fidelity MSCI Energy Index ETF	42,959,363
674,691	Fidelity MSCI Financials Index ETF	44,313,705
1,399,604	Fidelity MSCI Materials Index ETF(a)	73,899,091
	TOTAL EXCHANGE-TRADED FUNDS (Cost $180,170,681)	203,197,151

	OPEN END FUNDS — 50.4%
	EQUITY - 50.4%
556,828	Fidelity Advisor Communication Services Fund, Class Z	60,822,299
692,487	Fidelity Advisor Health Care Fund, Class Z(b)	50,503,048
717,507	Fidelity Advisor Technology Fund, Class Z	97,279,655
	TOTAL OPEN END FUNDS (Cost $182,239,864)	208,605,002

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
2,221,035	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $2,221,035)(c)	2,221,035

	TOTAL INVESTMENTS - 100.1% (Cost $364,631,580)	$414,023,188
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(413,046)
	NET ASSETS - 100.0%	$413,610,142

ETF - Exchange-Traded Fund

MSCI - Morgan Stanley Capital International

(a)	Affiliated Company – PFG Fidelity Institutional AM® Equity Sector Strategy Fund holds in excess of 5% of outstanding voting securities of this fund.

(b)	Non-income producing security.

(c)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG GLOBAL EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.6%
	EQUITY - 99.6%
167,273	Vanguard FTSE Developed Markets ETF	$8,380,377
77,207	Vanguard FTSE Emerging Markets ETF	3,595,530
22,348	Vanguard Growth ETF	8,557,496
9,628	Vanguard Small-Cap ETF	2,268,742
190,365	Vanguard Total International Stock ETF	11,774,075
63,675	Vanguard Total Stock Market ETF	17,894,585
40,992	Vanguard Value ETF	7,057,183
	TOTAL EXCHANGE-TRADED FUNDS (Cost $56,706,756)	59,527,988

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
278,788	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $278,788)(a)	278,788

	TOTAL INVESTMENTS - 100.1% (Cost $56,985,544)	$59,806,776
	LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%	(51,667)
	NET ASSETS - 100.0%	$59,755,109

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG INVESCO® EQUITY FACTOR ROTATION STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 99.4%
117,261	Invesco International Developed Dynamic Multifactor ETF	$2,851,788
224,424	Invesco Russell 1000 Dynamic Multifactor ETF	11,788,992
77,233	Invesco Russell 2000 Dynamic Multifactor ETF	3,032,940
56,375	Invesco S&P 500 Enhanced Value ETF	2,810,801
118,594	Invesco S&P 500 Low Volatility ETF	8,417,802
76,234	Invesco S&P 500 Momentum ETF	6,923,572
106,043	Invesco S&P 500 Quality ETF	6,963,844
231,400	Invesco S&P Emerging Markets Low Volatility ETF	5,768,802
197,716	Invesco S&P International Developed Low Volatility ETF	5,714,230
24,307	Invesco S&P MidCap 400 GARP ETF	2,785,339
	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,794,008)	57,058,110

	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
308,624	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $308,624)(a)	308,624

	TOTAL INVESTMENTS - 99.9% (Cost $53,102,632)	$57,366,734
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	55,913
	NET ASSETS - 100.0%	$57,422,647

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG JANUS HENDERSON® BALANCED STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 9.5%
	EQUITY – 5.0%
89,200	Janus Henderson Small Cap Growth Alpha ETF	$5,734,222
120,969	Janus Henderson Small/Mid Cap Growth Alpha ETF	8,717,026
		14,451,248
	FIXED INCOME - 4.5%
269,487	Janus Henderson Short Duration Income ETF	13,215,642

	TOTAL EXCHANGE-TRADED FUNDS (Cost $26,268,091)	27,666,890

	OPEN END FUNDS — 90.2%
	EQUITY - 7.4%
705,308	Janus Henderson Contrarian Fund, Class N	21,526,009

	FIXED INCOME - 3.0%
1,165,180	Janus Henderson High-Yield Fund, Class N	8,564,070

	MIXED ALLOCATION - 79.8%
4,885,164	Janus Henderson Balanced Fund, Class N	231,214,817

	TOTAL OPEN END FUNDS (Cost $247,356,923)	261,304,896

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
1,165,275	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $1,165,275)(a)	1,165,275

	TOTAL INVESTMENTS - 100.1% (Cost $274,790,289)	$290,137,061
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(341,514)
	NET ASSETS - 100.0%	$289,795,547

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL AGGRESSIVE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 40.4%
	EQUITY - 40.4%
133,797	JPMorgan BetaBuilders International Equity ETF	$7,964,936
501,280	JPMorgan BetaBuilders US Equity ETF	51,511,533
214,222	JPMorgan Diversified Return International Equity ETF	12,116,289
559,800	JPMorgan International Research Enhanced Equity ETF	34,931,520
252,508	JPMorgan US Value Factor ETF	10,857,844
	TOTAL EXCHANGE-TRADED FUNDS (Cost $102,527,443)	117,382,122

	OPEN END FUNDS — 59.1%
	ALTERNATIVE - 4.4%
753,648	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	12,857,241

	EQUITY - 54.7%
269,724	JPMorgan Emerging Markets Equity Fund, Class R6	8,563,725
56,535	JPMorgan Equity Index Fund, Class R6	4,843,947
260,090	JPMorgan Growth Advantage Fund, Class R6	11,030,422
307,986	JPMorgan Large Cap Growth Fund, Class R6	24,672,782
1,425,796	JPMorgan Large Cap Value Fund, Class R6	30,925,525
3,039,137	JPMorgan US Equity Fund, Class R6	78,956,767
		158,993,168

	TOTAL OPEN END FUNDS (Cost $136,505,406)	171,850,409

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
1,085,595	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $1,085,595)(a)	1,085,595

	TOTAL INVESTMENTS - 99.9% (Cost $240,118,444)	$290,318,126
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	384,269
	NET ASSETS - 100.0%	$290,702,395

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 48.1%
	EQUITY - 29.3%
35,497	JPMorgan BetaBuilders International Equity ETF	$2,113,136
224,161	JPMorgan BetaBuilders US Equity ETF	23,034,785
96,535	JPMorgan Diversified Return International Equity ETF	5,459,971
61,741	JPMorgan Equity Premium Income ETF	3,623,579
140,895	JPMorgan International Research Enhanced Equity ETF	8,791,848
		43,023,319
	FIXED INCOME - 18.8%
84,960	iShares 10-20 Year Treasury Bond ETF	8,801,856
216,395	JPMorgan BetaBuilders U.S. Aggregate Bond ETF	9,945,514
189,306	JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	8,823,553
		27,570,923

	TOTAL EXCHANGE-TRADED FUNDS (Cost $65,318,958)	70,594,242

	OPEN END FUNDS — 51.5%
	ALTERNATIVE - 3.2%
276,554	JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6	4,718,012

	EQUITY - 31.4%
90,858	JPMorgan Emerging Markets Equity Fund, Class R6	2,884,735
28,916	JPMorgan Equity Index Fund, Class R6	2,477,547
109,893	JPMorgan Large Cap Growth Fund, Class R6	8,803,537
578,097	JPMorgan Large Cap Value Fund, Class R6	12,538,922
744,612	JPMorgan US Equity Fund, Class R6	19,345,026
		46,049,767
	FIXED INCOME - 16.9%
2,199,591	JPMorgan Core Plus Bond Fund, Class R6	15,859,050
1,042,043	JPMorgan Income Fund, Class R6	8,857,364
		24,716,414

	TOTAL OPEN END FUNDS (Cost $66,253,339)	75,484,193

Please see accompanying notes to financial statements.

PFG JP MORGAN® TACTICAL MODERATE STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
888,469	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $888,469)(a)	$888,469

	TOTAL INVESTMENTS - 100.2% (Cost $132,460,766)	$146,966,904
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(270,802)
	NET ASSETS - 100.0%	$146,696,102

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG MEEDER TACTICAL STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.6%
	ALTERNATIVE - 10.0%
848,295	Meeder Spectrum Fund, Institutional Class(a)	$12,469,937

	EQUITY - 76.2%
1,349,401	Meeder Dynamic Allocation Fund, Institutional Class(a)	20,902,225
338,431	Meeder Moderate Allocation Fund, Institutional Class	4,355,611
6,512,026	Meeder Muirfield Fund, Institutional Class(a)	69,418,201
		94,676,037
	FIXED INCOME - 2.7%
190,019	Meeder Tactical Income Fund, Institutional Class	1,795,679
80,019	Performance Trust Total Return Bond Fund, Institutional Class	1,583,585
		3,379,264
	MIXED ALLOCATION - 10.7%
695,225	Meeder Balanced Fund, Institutional Class	9,879,147
146,822	Meeder Conservative Allocation Fund, Institutional Class	3,469,406
		13,348,553

	TOTAL OPEN END FUNDS (Cost $112,644,678)	123,873,791

	SHORT-TERM INVESTMENT — 0.4%
	MONEY MARKET FUND - 0.4%
481,661	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $481,661)(b)	481,661

	TOTAL INVESTMENTS – 100.0% (Cost $113,126,339)	$124,355,452
	LIABILITIES IN EXCESS OF OTHER ASSETS- (0.0)%(c)	(7,292)
	NET ASSETS - 100.0%	$124,348,160

(a)	Affiliated Company – PFG Meeder Tactical Strategy Fund holds in excess of 5% of outstanding voting securities of this fund.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(c)	Rounds to less than 0.05%.

Please see accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 14.8%
	COMMODITY - 5.0%
182,693	iShares GSCI Commodity Dynamic Roll Strategy ETF(a)	$4,801,172

	EQUITY - 9.8%
52,745	Schwab International Small-Cap Equity ETF	1,926,247
70,149	SPDR Portfolio Emerging Markets ETF	2,820,691
8,740	Vanguard Small-Cap Growth ETF	2,332,182
12,220	Vanguard Small-Cap Value ETF	2,429,336
		9,508,456

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,311,508)	14,309,628

	OPEN END FUNDS — 84.7%
	EQUITY - 84.7%
279,180	MFS Global Real Estate Fund, Class R6	4,874,477
52,930	MFS Growth Fund, Class R6	11,441,447
135,615	MFS International Equity Fund, Class R6	4,798,043
105,710	MFS International Growth Fund, Class R6	4,793,961
336,305	MFS International Large Cap Value Fund, Class R6	4,809,164
54,969	MFS International New Discovery Fund, Class R6	1,835,948
297,715	MFS Mid Cap Growth Fund, Class R6(a)	9,648,943
272,283	MFS Mid Cap Value Fund, Class R5	9,728,662
171,216	MFS Research Fund, Class R6	10,591,452
322,831	MFS Research International Fund, Class R6	7,618,813
217,695	MFS Value Fund, Class R6	11,563,968
	TOTAL OPEN END FUNDS (Cost $71,053,904)	81,704,878

Please see accompanying notes to financial statements.

PFG MFS® AGGRESSIVE GROWTH STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
487,627	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $487,627)(b)	$487,627

	TOTAL INVESTMENTS - 100.0% (Cost $84,853,039)	$96,502,133
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%(c)	1,648
	NET ASSETS - 100.0%	$96,503,781

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

(c)	Amount represents less than 0.05%.

Please see accompanying notes to financial statements.

PFG PIMCO ACTIVE CORE BOND STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	OPEN END FUNDS — 99.3%
	FIXED INCOME - 99.3%
821,400	PIMCO Emerging Markets Bond Fund, Institutional Class	$6,998,329
3,462,463	PIMCO Income Fund, Institutional Class	36,563,609
708,006	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	6,995,097
776,586	PIMCO Investment Grade Credit Bond Fund, Institutional Class	6,981,508
2,278,452	PIMCO Mortgage Opportunities and Bond Fund, Institutional Class	21,098,468
694,483	PIMCO Real Return Fund, Institutional Class	7,014,274
6,396,342	PIMCO Total Return Fund, Institutional Class	54,816,650
	TOTAL OPEN END FUNDS (Cost $147,932,998)	140,467,935

	SHORT-TERM INVESTMENT — 0.6%
	MONEY MARKET FUND - 0.6%
908,863	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $908,863)(a)	908,863

	TOTAL INVESTMENTS - 99.9% (Cost $148,841,861)	$141,376,798
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	146,218
	NET ASSETS - 100.0%	$141,523,016

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 13.6%
	EQUITY - 4.2%
32,172	Janus Henderson Small Cap Growth Alpha ETF	$2,068,177
31,898	Janus Henderson Small/Mid Cap Growth Alpha ETF	2,298,570
		4,366,747
	FIXED INCOME - 9.4%
163,453	Janus Henderson Mortgage-Backed Securities ETF	7,353,750
51,714	Janus Henderson Short Duration Income ETF	2,536,055
		9,889,805

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,171,533)	14,256,552

	OPEN END FUNDS — 85.8%
	EQUITY - 24.9%
286,163	Janus Henderson Contrarian Fund, Class N	8,733,683
1,498,412	Janus Henderson Global Equity Income Fund, Class N	9,350,090
45,931	Janus Henderson Global Life Sciences Fund, Class N	3,577,557
67,419	Janus Henderson Global Technology and Innovation Fund, Class N	4,502,942
		26,164,272
	FIXED INCOME - 49.0%
2,045,542	Counterpoint Tactical Income Fund, Class I	23,237,354
120,644	Counterpoint Tactical Municipal Fund, Class I	1,312,603
264,260	Janus Henderson Developed World Bond Fund, Class R6	2,032,162
994,885	Janus Henderson Flexible Bond Fund, Class N	9,252,434
428,733	Janus Henderson High-Yield Fund, Class N	3,151,189
43,410	Kensington Managed Income Fund, Institutional Class	426,719
345,862	Sierra Tactical Bond Fund, Institutional Class	9,165,349
276,709	Toews Tactical Income Fund	2,819,661
		51,397,471
	MIXED ALLOCATION - 11.9%
768,135	Janus Henderson Responsible International Dividend Fund, Class R6(a)	12,489,868

	TOTAL OPEN END FUNDS (Cost $84,747,475)	90,051,611

Please see accompanying notes to financial statements.

PFG TACTICAL INCOME STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
October 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENT — 0.5%
	MONEY MARKET FUND - 0.5%
477,344	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $477,344)(b)	477,344

	TOTAL INVESTMENTS - 99.9% (Cost $99,396,352)	104,785,507
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	120,172
	NET ASSETS - 100.0%	104,905,679

ETF - Exchange-Traded Fund

(a)	Affiliated Company – PFG Tactical Income Strategy Fund holds in excess of 5% of outstanding voting securities of this fund.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

PFG US EQUITY INDEX STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 99.8%
24,283	Vanguard Extended Market ETF	$4,445,974
174,237	Vanguard Russell 1000 Growth ETF	16,763,342
185,664	Vanguard Russell 1000 Value	15,298,713
13,167	Vanguard Russell 2000 ETF	1,159,486
58,161	Vanguard S&P 500 ETF	30,399,010
	TOTAL EXCHANGE-TRADED FUNDS (Cost $62,580,223)	68,066,525

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
482,207	BlackRock Liquidity FedFund, Institutional Class, 4.76% (Cost $482,207)(a)	482,207

	TOTAL INVESTMENTS - 100.5% (Cost $63,062,430)	$68,548,732
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(346,221)
	NET ASSETS - 100.0%	$68,202,511

ETF - Exchange-Traded Fund

(a)	Rate disclosed is the seven day effective yield as of October 31, 2024.

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	PFG American				PFG Fidelity
	Funds®		PFG BNY	PFG BR Target	Institutional
	Conservative	PFG American	Mellon	Allocation	AM® Core Plus
	Income Strategy	Funds® Growth	Diversifier	Equity Strategy	Bond Strategy
	Fund	Strategy Fund	Strategy Fund	Fund	Fund
Assets
Investment securities, at cost	$226,383,832	$852,323,410	$115,994,491	$269,202,179	$44,878,965
Affiliated investments, at cost	—	—	—	—	13,343,081
Investments, At cost	$226,383,832	$852,323,410	$115,994,491	$269,202,179	$58,222,046
Investment securities, at value	$221,399,581	$947,322,664	$118,380,496	$299,090,055	$45,892,022
Affiliated investments, at value	—	—	—	—	13,928,189
Investments, At value	$221,399,581	$947,322,664	$118,380,496	$299,090,055	$59,820,211
Dividends and interest receivable	$547,711	$19,665	$269,604	$9,125	$173,373
Receivable for fund shares sold	327,045	1,369,045	46,863	595,124	50,318
Prepaid expenses and other assets	—	—	—	—	3,476
Total Assets	222,274,337	948,711,374	118,696,963	299,694,304	60,047,378
Liabilities
Payable for investments purchased	225,125	—	—	—	—
Accrued advisory fees	224,938	965,864	120,519	299,436	60,969
Payable to Administrator	142,684	715,340	50,934	177,312	—
Payable for fund shares redeemed	89,566	267,442	31,733	129,887	—
Distribution (12b-1) fees payable	36,443	149,217	23,859	36,831	5,123
Total Liabilities	718,756	2,097,863	227,045	643,466	66,092
Net Assets	$221,555,581	$946,613,511	$118,469,918	$299,050,838	$59,981,286
Net Assets consist of:
Paid-in capital	231,302,793	818,003,637	131,630,384	271,000,980	58,323,836
Accumulated earnings (deficits)	(9,747,212)	128,609,874	(13,160,466)	28,049,858	1,657,450
Net Assets	$221,555,581	$946,613,511	$118,469,918	$299,050,838	$59,981,286
Class R
Net Assets	$221,555,581	$946,613,511	$118,469,918	$299,050,838	$59,981,286
Shares outstanding (unlimited number of shares authorized, no par value)	22,805,680	74,978,168	12,239,862	20,950,983	6,709,649
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.71	$12.63	$9.68	$14.27	$8.94

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	PFG Fidelity	PFG Fidelity
	Institutional	Institutional		PFG Invesco®	PFG Janus
	AM® Equity	AM® Equity	PFG Global	Equity Factor	Henderson®
	Index Strategy	Sector Strategy	Equity Index	Rotation	Balanced
	Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Assets
Investment securities, at cost	$295,367,504	$299,104,580	$56,985,544	$53,102,632	$274,790,289
Affiliated investments, at cost	—	65,527,000	—	—	—
Investments, At cost	$295,367,504	$364,631,580	$56,985,544	$53,102,632	$274,790,289
Investment securities, at value	$357,330,129	$340,124,097	$59,806,776	$57,366,734	$290,137,061
Affiliated investments, at value	—	73,899,091	—	—	—
Investments, At value	$357,330,129	$414,023,188	$59,806,776	$57,366,734	$290,137,061
Receivable for fund shares sold	694,897	512,000	5,084	110,464	208,371
Dividends and interest receivable	10,629	9,583	2,781	1,137	52,930
Receivable for investments sold	—	749,985	—	74,878	—
Prepaid expenses and other assets	—	—	32,886	5,955	—
Total Assets	358,035,655	415,294,756	59,847,527	57,559,168	290,398,362
Liabilities
Payable for investments purchased	750,015	750,015	—	50,013	—
Accrued advisory fees	363,243	432,756	56,004	62,766	297,974
Payable to Administrator	256,363	301,253	—	—	181,969
Payable for fund shares redeemed	114,910	149,185	31,707	18,467	97,832
Distribution (12b-1) fees payable	42,610	51,405	4,707	5,275	25,040
Total Liabilities	1,527,141	1,684,614	92,418	136,521	602,815
Net Assets	$356,508,514	$413,610,142	$59,755,109	$57,422,647	$289,795,547
Net Assets consist of:
Paid-in capital	269,810,035	329,264,642	56,688,158	63,245,059	293,006,087
Accumulated earnings (deficits)	86,698,479	84,345,500	3,066,951	(5,822,412)	(3,210,540)
Net Assets	$356,508,514	$413,610,142	$59,755,109	$57,422,647	$289,795,547
Class R
Net Assets	$356,508,514	$413,610,142	$59,755,109	$57,422,647	$289,795,547
Shares outstanding (unlimited number of shares authorized, no par value)	24,022,965	28,235,731	5,550,688	6,336,563	28,983,936
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.84	$14.65	$10.77	$9.06	$10.00

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	PFG JP	PFG JP
	Morgan®	Morgan®		PFG MFS®	PFG PIMCO
	Tactical	Tactical	PFG Meeder	Aggressive	Active Core
	Aggressive	Moderate	Tactical	Growth Strategy	Bond Strategy
	Strategy Fund	Strategy Fund	Strategy Fund	Fund	Fund
Assets
Investment securities, at cost	$240,118,444	$132,460,766	$20,695,684	$84,853,039	$148,841,861
Affiliated investments, at cost	—	—	92,430,655	—	—
Investments, At cost	$240,118,444	$132,460,766	$113,126,339	$84,853,039	$148,841,861
Investment securities, at value	$290,318,126	$146,966,904	$21,565,089	$96,502,133	$141,376,798
Affiliated investments, at value	—	—	102,790,363	—	—
Investments, At value	$290,318,126	$146,966,904	$124,355,452	$96,502,133	$141,376,798
Cash	—	68,341	6,651	—	—
Receivable for fund shares sold	650,879	70,520	157,783	184,471	13,106
Receivable for investments sold	449,806	—	75,000	—	—
Dividends and interest receivable	5,974	46,277	2,428	1,978	629,990
Total Assets	291,424,785	147,152,042	124,597,314	96,688,582	142,019,894
Liabilities
Accrued advisory fees	299,794	150,588	128,192	106,918	142,945
Payable for fund shares redeemed	196,249	—	44,007	22,047	65,232
Payable to Administrator	187,447	78,004	57,335	32,924	63,795
Distribution (12b-1) fees payable	38,900	27,228	19,620	22,912	24,806
Payable for investments purchased	—	200,120	—	—	200,100
Total Liabilities	722,390	455,940	249,154	184,801	496,878
Net Assets	$290,702,395	$146,696,102	$124,348,160	$96,503,781	$141,523,016
Net Assets consist of:
Paid-in capital	243,022,798	140,426,102	114,750,609	79,227,459	159,205,251
Accumulated earnings (deficits)	47,679,597	6,270,000	9,597,551	17,276,322	(17,682,235)
Net Assets	$290,702,395	$146,696,102	$124,348,160	$96,503,781	$141,523,016
Class R
Net Assets	$290,702,395	$146,696,102	$124,348,160	$96,503,781	$141,523,016
Shares outstanding (unlimited number of shares authorized, no par value)	20,525,224	13,008,629	11,735,145	9,691,344	16,480,402
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$14.16	$11.28	$10.60	$9.96	$8.59

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Assets and Liabilities (Unaudited)
October 31, 2024

	PFG Tactical	PFG US Equity
	Income Strategy	Index Strategy
	Fund	Fund
Assets
Investment securities, at cost	$88,644,442	$63,062,430
Affiliated investments, at cost	10,751,910	—
Investments, At cost	$99,396,352	$63,062,430
Investment securities, at value	$92,295,639	$68,548,732
Affiliated investments, at value	12,489,868	—
Investments, At value	$104,785,507	$68,548,732
Cash	169,789	—
Receivable for fund shares sold	61,526	247
Dividends and interest receivable	61,349	2,001
Prepaid expenses and other assets	—	18,253
Total Assets	105,078,171	68,569,233
Liabilities
Accrued advisory fees	106,525	68,788
Payable to Administrator	45,904	—
Distribution (12b-1) fees payable	18,417	5,781
Payable for fund shares redeemed	1,646	117,324
Payable for investments purchased	—	174,829
Total Liabilities	172,492	366,722
Net Assets	$104,905,679	$68,202,511
Net Assets consist of:
Paid-in capital	108,760,047	62,241,358
Accumulated earnings (deficits)	(3,854,368)	5,961,153
Net Assets	$104,905,679	$68,202,511
Class R
Net Assets	$104,905,679	$68,202,511
Shares outstanding (unlimited number of shares authorized, no par value)	10,479,829	6,115,531
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.01	$11.15

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	PFG American				PFG Fidelity
	Funds®		PFG BNY	PFG BR Target	Institutional
	Conservative	PFG American	Mellon	Allocation	AM® Core Plus
	Income Strategy	Funds® Growth	Diversifier	Equity Strategy	Bond Strategy
	Fund	Strategy Fund	Strategy Fund	Fund	Fund
Investment Income
Unaffiliated dividend income	$4,197,716	$1,091,225	$1,732,097	$1,809,761	$902,387
Affiliated dividend income	—	—	—	—	314,655
Interest income	27,496	111,604	13,949	47,432	5,950
Total investment income	4,225,212	1,202,829	1,746,046	1,857,193	1,222,992

Expenses
Investment advisor fees	1,335,178	5,519,668	732,196	1,676,871	361,339
Distribution (12b-1) fees:
Class R	107,857	445,896	59,146	135,465	29,189
Administration fees	754,994	3,121,246	414,018	948,249	204,325
Total expenses	2,198,029	9,086,810	1,205,360	2,760,585	594,853
(Less) expenses waived by advisor	(51,724)	(213,701)	(28,383)	(64,894)	(13,995)
Net operating expenses	2,146,305	8,873,109	1,176,977	2,695,691	580,858
Net Investment Income (Loss)	2,078,907	(7,670,280)	569,069	(838,498)	642,134

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	(276,193)	18,785,975	(374,246)	6,639,654	233,782
Affiliated investments	—	—	—	—	105,624
Long term capital gain dividends from investment companies	—	3,226,501	—	—	—
	(276,193)	22,012,476	(374,246)	6,639,654	339,406
Net Change in Unrealized:
Unaffiliated investments	9,408,524	70,267,304	4,958,404	19,077,593	1,268,779
Affiliated investments	—	—	—	—	357,223
	9,408,524	70,267,304	4,958,404	19,077,593	1,626,002

Net Realized and Change in Unrealized Gain on Investments	9,132,331	92,279,780	4,584,158	25,717,247	1,965,408
Net Increase in Net Assets Resulting From Operations	$11,211,238	$84,609,500	$5,153,227	$24,878,749	$2,607,542

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	PFG Fidelity	PFG Fidelity
	Institutional	Institutional		PFG Invesco®	PFG Janus
	AM® Equity	AM® Equity	PFG Global	Equity Factor	Henderson®
	Index Strategy	Sector Strategy	Equity Index	Rotation	Balanced
	Fund	Fund	Strategy Fund	Strategy Fund	Strategy Fund
Investment Income
Unaffiliated dividend income	$1,359,459	$1,215,445	$408,371	$593,057	$2,946,179
Affiliated dividend income	—	563,733	—	90,418	—
Interest income	85,623	113,545	6,341	8,301	35,111
Total investment income	1,445,082	1,892,723	414,712	691,776	2,981,290

Expenses
Investment advisor fees	2,058,726	2,548,957	298,357	388,191	1,780,518
Distribution (12b-1) fees:
Class R	166,311	205,909	24,104	31,357	143,831
Administration fees	1,164,170	1,441,349	168,725	219,501	1,006,805
Total expenses	3,389,207	4,196,215	491,186	639,049	2,931,154
(Less) expenses waived by advisor	(79,694)	(98,733)	(11,532)	(15,048)	(68,998)
Net operating expenses	3,309,513	4,097,482	479,654	624,001	2,862,156
Net Investment Income (Loss)	(1,864,431)	(2,204,759)	(64,942)	67,775	119,134

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	6,852,020	26,269,570	310,661	3,633,315	2,261,493
Affiliated investments	—	2,334,826	—	1,055,451	—
	6,852,020	28,604,396	310,661	4,688,766	2,261,493
Net Change in Unrealized:
Unaffiliated investments	24,977,665	15,903,264	2,821,232	(242,462)	21,511,735
Affiliated investments	—	(3,824,822)	—	(1,229,560)	—
	24,977,665	12,078,442	2,821,232	(1,472,022)	21,511,735

Net Realized and Change in Unrealized Gain on Investments	31,829,685	40,682,838	3,131,893	3,216,744	23,773,228
Net Increase in Net Assets Resulting From Operations	$29,965,254	$38,478,079	$3,066,951	$3,284,519	$23,892,362

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	PFG JP	PFG JP
	Morgan®	Morgan®		PFG MFS®	PFG PIMCO
	Tactical	Tactical	PFG Meeder	Aggressive	Active Core
	Aggressive	Moderate	Tactical	Growth Strategy	Bond Strategy
	Strategy Fund	Strategy Fund	Strategy Fund	Fund	Fund
Investment Income
Unaffiliated dividend income	$1,127,707	$1,953,399	$254,157	$217,463	$3,642,809
Affiliated dividend income	405,187	—	714,180	—	—
Interest income	38,961	21,236	15,158	13,388	20,271
Total investment income	1,571,855	1,974,635	983,495	230,851	3,663,080

Expenses
Investment advisor fees	1,768,117	911,456	767,218	664,756	836,184
Distribution (12b-1) fees:
Class R	142,830	73,627	61,976	53,698	67,549
Administration fees	999,801	515,383	433,830	375,886	472,837
Total expenses	2,910,748	1,500,466	1,263,024	1,094,340	1,376,570
(Less) expenses waived by advisor	(68,504)	(35,330)	(29,728)	(25,769)	(32,383)
Net operating expenses	2,842,244	1,465,136	1,233,296	1,068,571	1,344,187
Net Investment Income (Loss)	(1,270,389)	509,499	(249,801)	(837,720)	2,318,893

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	6,193,989	4,935,745	43,419	3,751,034	(249,499)
Affiliated investments	1,215,124	—	220,816	—	—
Long term capital gain dividends from investment companies	—	—	—	11,706	—
	7,409,113	4,935,745	264,235	3,762,740	(249,499)
Net Change in Unrealized:
Unaffiliated investments	21,689,072	6,200,307	2,932,460	5,277,210	2,817,035
Affiliated investments	(1,330,484)	—	6,853,597	—	—
	20,358,588	6,200,307	9,786,057	5,277,210	2,817,035

Net Realized and Change in Unrealized Gain on Investments	27,767,701	11,136,052	10,050,292	9,039,950	2,567,536
Net Increase in Net Assets Resulting From Operations	$26,497,312	$11,645,551	$9,800,491	$8,202,230	$4,886,429

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2024

	PFG Tactical	PFG US Equity
	Income Strategy	Index Strategy
	Fund	Fund
Investment Income
Unaffiliated dividend income	$2,052,864	$391,886
Affiliated dividend income	185,297	—
Interest income	14,711	7,807
Total investment income	2,252,872	399,693

Expenses
Investment advisor fees	642,905	373,449
Distribution (12b-1) fees:
Class R	51,933	30,171
Administration fees	363,531	211,195
Total expenses	1,058,369	614,815
(Less) expenses waived by advisor	(24,921)	(14,428)
Net operating expenses	1,033,448	600,387
Net Investment Income (Loss)	1,219,424	(200,694)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss):
Unaffiliated investments	1,264,803	675,545
Affiliated investments	490,756	—
	1,755,559	675,545
Net Change in Unrealized:
Unaffiliated investments	4,197,895	5,486,302
Affiliated investments	(1,186,982)	—
	3,010,913	5,486,302

Net Realized and Change in Unrealized Gain on Investments	4,766,472	6,161,847
Net Increase in Net Assets Resulting From Operations	$5,985,896	$5,961,153

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG American Funds®
	Conservative Income Strategy		PFG American Funds® Growth		PFG BNY Mellon Diversifier
	Fund		Strategy Fund		Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2024	April 30, 2024	2024	April 30, 2024	2024	April 30, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$2,078,907	$3,582,528	$(7,670,280)	$(6,020,432)	$569,069	$1,255,079
Long-term capital gain dividends from investment companies	—	319,585	3,226,501	26,310,529	—	308,801
Net realized gain (loss) from investment transactions	(276,193)	(2,863,754)	18,785,975	1,365,392	(374,246)	(12,461,648)
Net change in unrealized gain (loss) of investment transactions	9,408,524	(775,666)	70,267,304	103,007,836	4,958,404	10,084,139
Net increase (decrease) in Net Assets Resulting From Operations	11,211,238	262,693	84,609,500	124,663,325	5,27 153,2	(813,629)

Distributions to Shareholders
Distributions paid:
Class R	—	(4,259,657)	—	(2,643,452)	—	(1,242,452)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(4,259,657)	—	(2,643,452)	—	(1,242,452)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	38,360,981	61,152,946	148,000,735	197,246,951	11,345,360	24,287,966
Reinvestment of distributions:
Class R	—	4,242,000	—	2,641,183	—	1,242,043
Cost of shares redeemed:
Class R	(26,498,796)	(57,671,355)	(70,663,505)	(109,910,025)	(12,324,576)	(62,221,174)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	11,862,185	7,723,591	77,337,230	89,978,109	(6) 979,21	(36,691,165)

Net Increase (Decrease) in Net Assets	23,073,423	3,726,627	161,946,730	211,997,982	4,174,011	(38,747,246)

Net Assets
Beginning of period	198,482,158	194,755,531	784,666,781	572,668,799	114,295,907	153,043,153
End of period	$221,555,581	$198,482,158	$946,613,511	$784,666,781	$118,469,918	$114,295,907

Share Transactions - Class R
Shares sold	3,998,392	6,604,102	12,027,361	18,583,799	1,169,158	2,643,571
Shares issued in reinvestment of distributions	—	454,176	—	240,326	—	131,992
Shares redeemed	(2,754,728)	(6,242,350)	(5,742,013)	(10,483,601)	(1,279,520)	(6,817,603)
Total Class R	1,243,664	815,928	6,285,348	8,340,524	(110,362)	(4,042,040)

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG BR Target Allocation		PFG Fidelity Institutional AM®		PFG Fidelity Institutional AM®
	Equity Strategy Fund		Core Plus Bond Strategy Fund		Equity Index Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2024	April 30, 2024	2024	April 30, 2024	2024	April 30, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$(838,498)	$(339,738)	$642,134	$884,265	$(1,864,431)	$124,576
Net realized gain (loss) from investment transactions	6,639,654	10,276,366	339,406	(433,424)	6,852,020	30,656,731
Net change in unrealized gain (loss) of investment transactions	19,077,593	13,899,735	1,626,002	(166,946)	24,977,665	12,929,520
Net Increase in Net Assets Resulting From Operations	24,878,749	23,836,363	2,607,542	283,895	29,965,254	43,710,827

Distributions to Shareholders
Distributions paid:
Class R	—	—	—	(674,560)	—	(12,067,401)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	—	—	(674,560)	—	(12,067,401)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	77,793,290	109,093,591	13,400,250	44,460,910	70,610,202	152,965,226
Reinvestment of distributions:
Class R	—	—	—	674,173	—	12,065,690
Cost of shares redeemed:
Class R	(29,743,987)	(28,610,025)	(8,718,512)	(12,813,084)	(123,249,040)	(63,832,165)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	48,049,303	80,483,566	4,681,738	32,321,999	(52,638,838)	101,198,751

Net Increase (Decrease) in Net Assets	72,928,052	104,319,929	7,289,280	31,931,334	(22,673,584)	132,842,177

Net Assets
Beginning of period	226,122,786	121,802,857	52,692,006	20,760,672	379,182,098	246,339,921
End of period	$299,050,838	$226,122,786	$59,981,286	$52,692,006	$356,508,514	$379,182,098

Share Transactions - Class R
Shares sold	5,619,028	8,887,060	1,506,009	5,231,674	4,866,349	11,928,087
Shares issued in reinvestment of distributions	—	—	—	76,523	—	923,866
Shares redeemed	(2,181,347)	(2,376,301)	(976,758)	(1,492,346)	(8,967,152)	(4,991,834)
Total Class R	3,437,681	6,510,759	529,251	3,815,851	(4,100,803)	7,860,119

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

			PFG Global
	PFG Fidelity Institutional AM®		Equity Index	PFG Invesco® Equity Factor
	Equity Sector Strategy Fund		Strategy Fund	Rotation Strategy Fund

	Six Months			Six Months
	Ended		Period Ended	Ended
	October 31,	Year Ended	October 31,	October 31,	Year Ended
	2024	April 30, 2024	2024(a)	2024	April 30, 2024
	(Unaudited)		(Unaudited)	(Unaudited)
Operations
Net investment income (loss)	$(2,204,759)	$(2,731,424)	$(64,942)	$67,775	$54,681
Long-term capital gain dividends from investment companies	—	3,484,765	—	—	—
Net realized gain (loss) from investment transactions	28,604,396	25,624,047	310,661	4,688,766	(2,439,031)
Net change in unrealized gain (loss) of investment transactions	12,078,442	25,124,284	2,821,232	(1,472,022)	11,122,363
Net Increase in Net Assets Resulting From Operations	38,478,079	51,501,672	3,066,951	3,284,519	8,738,013

Distributions to Shareholders
Distributions paid:
Class R	—	(8,810,409)	—	—	—
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(8,810,409)	—	—	—

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	60,780,143	151,277,278	60,377,097	6,927,666	26,858,110
Reinvestment of distributions:
Class R	—	8,807,702	—	—	—
Cost of shares redeemed:
Class R	(76,331,647)	(109,295,979)	(3,688,939)	(11,981,152)	(7,961,276)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(15,551,504)	50,789,001	56,688,158	(5,053,486)	18,896,834

Net Increase (Decrease) in Net Assets	22,926,575	93,480,264	59,755,109	(1,768,967)	27,634,847

Net Assets
Beginning of period	390,683,567	297,203,303	—	59,191,614	31,556,767
End of period	$413,610,142	$390,683,567	$59,755,109	$57,422,647	$59,191,614

Share Transactions - Class R
Shares sold	4,290,289	12,072,596	5,899,683	777,873	3,579,329
Shares issued in reinvestment of distributions	—	686,493	—	—	—
Shares redeemed	(5,367,881)	(8,561,841)	(348,995)	(1,307,321)	(1,000,389)
Total Class R	(1,077,592)	4,197,248	5,550,688	(529,448)	2,578,940

(a)	Commenced operations on May 1, 2024.

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Janus Henderson®		PFG JP Morgan® Tactical		PFG JP Morgan® Tactical
	Balanced Strategy Fund		Aggressive Strategy Fund		Moderate Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2024	April 30, 2024	2024	April 30, 2024	2024	April 30, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$119,134	$1,073,901	$(1,270,389)	$316,487	$509,499	$1,663,372
Long-term capital gain dividends from investment companies	—	910,896	—	1,508,934	—	579,260
Net realized gain (loss) from investment transactions	2,261,493	(5,096,234)	7,409,113	8,561,975	4,935,745	4,100,199
Net change in unrealized gain of investment transactions	21,511,735	26,171,725	20,358,588	27,204,742	6,200,307	5,801,643
Net Increase in Net Assets Resulting From Operations	23,892,362	23,060,288	26,497,312	37,592,138	11,645,551	12,144,474

Distributions to Shareholders
Distributions paid:
Class R	—	—	—	—	—	(779,755)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	—	—	—	—	(779,755)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	22,535,803	47,764,604	27,265,492	47,128,674	9,806,703	18,966,253
Reinvestment of distributions:
Class R	—	—	—	—	—	779,382
Cost of shares redeemed:
Class R	(28,152,900)	(67,377,902)	(28,106,969)	(70,378,907)	(16,250,463)	(53,532,175)
Net (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(5,617,097)	(19,613,298)	(841,477)	(23,250,233)	(6,443,760)	(33,786,540)

Net Increase (Decrease) in Net Assets	18,275,265	3,446,990	25,655,835	14,341,905	5,201,791	(22,421,821)

Net Assets
Beginning of period	271,520,282	268,073,292	265,046,560	250,704,655	141,494,311	163,916,132
End of period	$289,795,547	$271,520,282	$290,702,395	$265,046,560	$146,696,102	$141,494,311

Share Transactions - Class R
Shares sold	2,299,413	5,443,821	1,962,390	3,950,833	886,936	1,910,749
Shares issued in reinvestment of distributions	—	—	—	—	—	75,963
Shares redeemed	(2,892,827)	(7,695,134)	(2,028,386)	(5,885,965)	(1,480,891)	(5,376,458)
Total Class R	(593,414)	(2,251,313)	(65,996)	(1,935,132)	(593,955)	(3,389,746)

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

	PFG Meeder Tactical Strategy		PFG MFS® Aggressive Growth		PFG PIMCO Active Core Bond
	Fund		Strategy Fund		Strategy Fund
	Six Months		Six Months		Six Months
	Ended		Ended		Ended
	October 31,	Year Ended	October 31,	Year Ended	October 31,	Year Ended
	2024	April 30, 2024	2024	April 30, 2024	2024	April 30, 2024
	(Unaudited)		(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$(249,801)	$(42,035)	$(837,720)	$(320,223)	$2,318,893	$3,680,527
Long-term capital gain dividends from investment companies	—	1,550,489	11,704	2,136,932	—	—
Net realized gain (loss) from investment transactions	264,235	(1,403,590)	3,751,034	1,592,790	(249,499)	(3,201,976)
Net change in unrealized gain of investment transactions	9,786,057	13,381,876	5,277,210	6,940,972	2,817,035	726,107
Net Increase in Net Assets Resulting From Operations	9,800,491	13,486,740	8,202,230	10,350,471	4,886,429	1,204,658

Distributions to Shareholders
Distributions paid:
Class R	—	(2,479,786)	—	(2,983,194)	—	(3,524,434)
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(2,479,786)	—	(2,983,194)	—	(3,524,434)

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	10,850,874	17,261,796	10,760,982	26,691,459	26,992,525	45,606,049
Reinvestment of distributions:
Class R	—	2,478,927	—	2,978,931	—	3,523,589
Cost of shares redeemed:
Class R	(10,646,341)	(30,407,560)	(23,370,897)	(19,842,177)	(14,053,498)	(38,439,813)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	204,533	(10,666,837)	(12,609,915)	9,828,213	12,939,027	10,689,825

Net Increase (Decrease) in Net Assets	10,005,024	340,117	(4,407,685)	17,195,490	17,825,456	8,370,049

Net Assets
Beginning of period	114,343,136	114,003,019	100,911,466	83,715,976	123,697,560	115,327,511
End of period	$124,348,160	$114,343,136	$96,503,781	$100,911,466	$141,523,016	$123,697,560

Share Transactions - Class R
Shares sold	1,036,078	1,862,901	1,097,027	3,007,492	3,146,287	5,481,538
Shares issued in reinvestment of distributions	—	263,996	—	331,729	—	418,478
Shares redeemed	(1,020,559)	(3,285,738)	(2,326,157)	(2,237,055)	(1,639,467)	(4,604,836)
Total Class R	15,519	(1,158,841)	(1,229,130)	1,102,166	1,506,820	1,295,180

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
Statements of Changes in Net Assets

			PFG US Equity
	PFG Tactical Income Strategy		Index Strategy
	Fund		Fund
	Six Months
	Ended		Period Ended
	October 31,	Year Ended	October 31,
	2024	April 30, 2024	2024(a)
	(Unaudited)		(Unaudited)
Operations
Net investment income (loss)	$1,219,424	$2,065,790	$(200,694)
Long-term capital gain dividends from investment companies	—	677,410	—
Net realized gain (loss) from investment transactions	1,755,559	(1,458,596)	675,545
Net change in unrealized gain of investment transactions	3,010,913	4,037,063	5,486,302
Net Increase in Net Assets Resulting From Operations	5,985,896	5,321,667	5,961,153

Distributions to Shareholders
Distributions paid:
Class R	—	(2,264,301)	—
Net (Decrease) in Net Assets from Distributions to Shareholders	—	(2,264,301)	—

Shares of Beneficial Interest
Proceeds from shares sold:
Class R	11,508,613	23,690,991	67,947,883
Reinvestment of distributions:
Class R	—	2,263,457	—
Cost of shares redeemed:
Class R	(12,436,818)	(45,653,515)	(5,706,525)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(928,205)	(19,699,067)	62,241,358

Net Increase (Decrease) in Net Assets	5,057,691	(16,641,701)	68,202,511

Net Assets
Beginning of period	99,847,988	116,489,689	—
End of period	$104,905,679	$99,847,988	$68,202,511

Share Transactions - Class R
Shares sold	1,158,317	2,566,214	6,648,207
Shares issued in reinvestment of distributions	—	240,793	—
Shares redeemed	(1,261,358)	(4,975,312)	(532,676)
Total Class R	(103,041)	(2,168,305)	6,115,531

(a)	Commenced operations on May 1, 2024.

Please see accompanying notes to financial statements.

PFG American Funds® Conservative Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$9.21		$9.39	$9.81	$10.42	$10.00

Investment operations:
Net investment income (loss) (b)	0.09		0.17	0.11	(0.03)	0.09
Net realized and unrealized gain (loss) on investments	0.41		(0.14)	(0.25)	(0.43)	0.50
Total from investment operations	0.50		0.03	(0.14)	(0.46)	0.59

Less distributions to shareholders from:
Net investment income	—		(0.17)	(0.06)	—	(0.11)
Net realized gains	—		(0.04)	(0.22)	(0.15)	(0.06)
Total distributions	—		(0.21)	(0.28)	(0.15)	(0.17)

Net asset value, end of year/period	$9.71		$9.21	$9.39	$9.81	$10.42

Total Return (c)	5.43	% (d)	0.23%	(1.42)%	(4.55)%	5.89	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$221,556		$198,482	$194,756	$204,525	$194,943
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	1.93	% (e)	1.84%	1.18%	(0.28)%	0.86	% (e)
Portfolio turnover rate	4	% (d)	13%	33%	34%	52	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG American Funds® Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$11.42		$9.49	$11.53	$14.25	$10.00

Investment operations:
Net investment loss (b)	(0.11)		(0.09)	(0.13)	(0.23)	(0.16)
Net realized and unrealized gain (loss) on investments	1.32		2.06	(0.09)	(1.76)	4.72
Total from investment operations	1.21		1.97	(0.22)	(1.99)	4.56

Less distributions to shareholders from:
Net realized gains	—		(0.04)	(1.82)	(0.73)	(0.31)
Total distributions	—		(0.04)	(1.82)	(0.73)	(0.31)

Net asset value, end of year/period	$12.63		$11.42	$9.49	$11.53	$14.25

Total Return (c)	10.60	% (d)	20.79%	(0.50)%	(15.06)%	45.89	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$946,614		$784,667	$572,669	$562,425	$769,747
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(1.72	)% (e)	(0.90)%	(1.29)%	(1.61)%	(1.31	)% (e)
Portfolio turnover rate	17	% (d)	6%	12%	25%	33	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG BNY Mellon Diversifier Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$9.25		$9.34	$10.05	$10.79	$9.63	$9.64

Investment operations:
Net investment income (a)	0.05		0.09	0.27	0.07	0.01	0.07
Net realized and unrealized gain (loss) on investments	0.38		(0.08)	(0.49)	(0.44)	1.16	0.07
Total from investment operations	0.43		0.01	(0.22)	(0.37)	1.17	0.14

Less distributions to shareholders from:
Net investment income	—		(0.10)	(0.34)	—	(0.01)	(0.13)
Net realized gains	—		—	(0.15)	(0.37)	—	—
Return of capital	—		—	—	—	—	(0.02)
Total distributions	—		(0.10)	(0.49)	(0.37)	(0.01)	(0.15)

Net asset value, end of year/period	$9.68		$9.25	$9.34	$10.05	$10.79	$9.63

Total Return (b)	4.65	% (c)	0.06%	(2.13)%	(3.64)%	12.14%	1.40%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$118,470		$114,296	$153,043	$161,793	$124,937	$70,829
Ratio of expenses to:
average net assets, before reimbursement (e)	2.04	% (d)	2.05%	2.05%	2.05%	2.05%	2.19%
average net assets, net of reimbursement (e)	1.99	% (d)	1.99%	2.03%	2.05%	2.05%	2.19%
Ratio of net investment income to average net assets (e)(f)	0.96	% (d)	0.94%	2.83%	0.65%	0.10%	0.67%
Portfolio turnover rate	12	% (c)	26%	54%	19%	67%	22%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG BR Target Allocation Equity Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$12.91		$11.07	$11.38	$13.86	$10.00

Investment operations:
Net investment loss (b)	(0.04)		(0.03)	(0.03)	(0.07)	(0.08)
Net realized and unrealized gain (loss) on investments	1.40		1.87	0.08	(0.99)	4.26
Total from investment operations	1.36		1.84	0.05	(1.06)	4.18

Less distributions to shareholders from:
Net realized gains	—		—	(0.36)	(1.42)	(0.32)
Total distributions	—		—	(0.36)	(1.42)	(0.32)

Net asset value, end of year/period	$14.27		$12.91	$11.07	$11.38	$13.86

Total Return (c)	10.53	% (d)	16.62%	0.70%	(9.29)%	42.12	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$299,051		$226,123	$121,803	$217,232	$136,925
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.04%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(0.62	)% (e)	(0.22)%	(0.29)%	(0.53)%	(0.66	)% (e)
Portfolio turnover rate	21	% (d)	161%	43%	48%	52	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Period
	October 31,		Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022(a)
Net asset value, beginning of year/period	$8.53		$8.78	$9.00	$10.00

Investment operations:
Net investment income (loss) (b)	0.10		0.19	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	0.31		(0.32)	(0.26)	(0.99)
Total from investment operations	0.41		(0.13)	(0.20)	(1.00)

Less distributions to shareholders from:
Net investment income	—		(0.12)	(0.02)	—
Net realized gains	—		—	— (c)	—
Total distributions	—		(0.12)	(0.02)	—

Net asset value, end of year/period	$8.94		$8.53	$8.78	$9.00

Total Return (d)	4.81	% (e)	(1.57)%	(2.24)%	(10.00	)% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$59,981		$52,692	$20,761	$6,877
Ratio of expenses to:
average net assets, before reimbursement (g)	2.04	% (f)	2.05%	2.05%	2.06	% (f)
average net assets, net of reimbursement (g)	1.99	% (f)	1.99%	2.03%	2.06	% (f)
Ratio of net investment income (loss) to average net assets (g)(h)	2.20	% (f)	2.24%	0.75%	(0.25	)% (f)
Portfolio turnover rate	15	% (e)	94%	70%	6	% (e)

(a)	For the period October 29, 2021 (commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Fidelity Institutional AM® Equity Index Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$13.48		$12.16	$12.59	$14.12	$10.00

Investment operations:
Net investment income (loss) (b)	(0.08)		0.01	0.02	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.44		1.79	0.04	(0.75)	4.49
Total from investment operations	1.36		1.80	0.06	(0.80)	4.44

Less distributions to shareholders from:
Net investment income	—		(0.04)	(0.04)	(0.02)	(0.02)
Net realized gains	—		(0.44)	(0.45)	(0.71)	(0.30)
Total distributions	—		(0.48)	(0.49)	(0.73)	(0.32)

Net asset value, end of year/period	$14.84		$13.48	$12.16	$12.59	$14.12

Total Return (c)	10.09	% (d)	14.93%	0.74%	(6.37)%	44.72	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$356,509		$379,182	$246,340	$132,819	$142,663
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.02%	2.05%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	(1.12	)% (e)	0.04%	0.15%	(0.36)%	(0.38	)% (e)
Portfolio turnover rate	11	% (d)	40%	16%	16%	30	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Fidelity Institutional AM® Equity Sector Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021(a)
Net asset value, beginning of year/period	$13.33		$11.83	$12.38	$12.88	$10.00

Investment operations:
Net investment loss (b)	(0.08)		(0.10)	(0.08)	(0.03)	(0.01)
Net realized and unrealized gain on investments	1.40		1.91	0.74	0.47	3.54
Total from investment operations	1.32		1.81	0.66	0.44	3.53

Less distributions to shareholders from:
Net investment income	—		—	—	(0.02)	(0.04)
Net realized gains	—		(0.31)	(1.21)	(0.92)	(0.61)
Total distributions	—		(0.31)	(1.21)	(0.94)	(0.65)

Net asset value, end of year/period	$14.65		$13.33	$11.83	$12.38	$12.88

Total Return (c)	9.90	% (d)	15.38%	5.95%	2.58%	35.91	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$413,610		$390,684	$297,203	$224,395	$138,652
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.03%	2.05%	2.05	% (e)
Ratio of net investment loss to average net assets (f)(g)	(1.07	)% (e)	(0.77)%	(0.65)%	(0.25)%	(0.08	)% (e)
Portfolio turnover rate	44	% (d)	57%	106%	70%	189	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Global Equity Index Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

Period
Ended
October
31, 2024(a)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss (b)	(0.01)
Net realized and unrealized gain on investments	0.78
Total from investment operations	0.77

Net asset value, end of period	$10.77

Total Return (c)(d)	7.70%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$59,755
Ratio of expenses to:
average net assets, before reimbursement (e)(f)	2.04%
average net assets, net of reimbursement (e)(f)	1.99%
Ratio of net investment loss to average net assets (e)(f)(g)	(0.27)%
Portfolio turnover rate (d)	9%

(a)	For the period May 1, 2024 (commencement of operations) to October 31, 2024.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Invesco® Equity Factor Rotation Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Period
	October 31,		Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022(a)
Net asset value, beginning of year/period	$8.62		$7.36	$7.61	$10.00

Investment operations:
Net investment income (loss) (b)	0.01		0.01	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	0.43		1.25	(0.18)	(2.33)
Total from investment operations	0.44		1.26	(0.25)	(2.37)

Less distributions to shareholders from:
Net investment income	—		—	—	(0.02)
Total distributions	—		—	—	(0.02)

Net asset value, end of year/period	$9.06		$8.62	$7.36	$7.61

Total Return (c)	5.10	% (d)	17.12%	(3.29)%	(23.77	)% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$57,423		$59,192	$31,557	$59,251
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.04%	2.05	% (e)
Ratio of net investment income (loss) to average net assets (f)(g)	0.22	% (e)	0.12%	(0.90)%	(0.82	)% (e)
Portfolio turnover rate	46	% (d)	121%	22%	7	% (d)

(a)	For the period October 29, 2021 (commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Janus Henderson® Balanced Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Period
	October 31,		Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022(a)
Net asset value, beginning of year/period	$9.18		$8.42	$8.73	$10.00

Investment operations:
Net investment income (b)	—	(c)	0.03	0.01	—	(c)
Net realized and unrealized gain (loss) on investments	0.82		0.73	(0.04)	(1.23)
Total from investment operations	0.82		0.76	(0.03)	(1.23)

Less distributions to shareholders from:
Net investment income	—		—	—	(0.04)
Net realized gains	—		—	(0.28)	—
Total distributions	—		—	(0.28)	(0.04)

Net asset value, end of year/period	$10.00		$9.18	$8.42	$8.73

Total Return (d)	8.93	% (e)	9.03%	(0.20)%	(12.37	)% (e)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$289,796		$271,520	$268,073	$274,897
Ratio of expenses to:
average net assets, before reimbursement (g)	2.04	% (f)	2.05%	2.05%	2.05	% (f)
average net assets, net of reimbursement (g)	1.99	% (f)	1.99%	2.03%	2.05	% (f)
Ratio of net investment income (loss) to average net assets (g)(h)	0.08	% (f)	0.40%	0.07%	(0.01	)% (f)
Portfolio turnover rate	9	% (e)	21%	37%	4	% (e)

(a)	For the period October 29, 2021(commencement of operations) to April 30, 2022.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Rounds to less than $0.005 per share.

(d)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(e)	Not annualized.

(f)	Annualized.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG JP Morgan® Tactical Aggressive Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$12.87		$11.13	$11.80	$13.22	$8.95	$9.98

Investment operations:
Net investment income (loss) (a)	(0.06)		0.01	0.01	0.14	(0.04)	0.01
Net realized and unrealized gain (loss) on investments	1.35		1.73	(0.02)	(0.87)	4.31	(1.04)
Total from investment operations	1.29		1.74	(0.01)	(0.73)	4.27	(1.03)

Less distributions to shareholders from:
Net investment income	—		—	—	(0.16)	—	—
Net realized gains	—		—	(0.66)	(0.53)	—	—
Total distributions	—		—	(0.66)	(0.69)	—	—

Net asset value, end of year/period	$14.16		$12.87	$11.13	$11.80	$13.22	$8.95

Total Return (b)	10.02	% (c)	15.63%	0.28%	(6.17)%	47.71%	(10.32)%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$290,702		$265,047	$250,705	$249,759	$137,843	$71,413
Ratio of expenses to:
average net assets, before reimbursement (e)	2.04	% (d)	2.05%	2.05%	2.05%	2.05%	2.14%
average net assets, net of reimbursement (e)	1.99	% (d)	1.99%	2.03%	2.05%	2.05%	2.14%
Ratio of net investment income (loss) to average net assets (e)(f)	(0.89	)% (d)	0.12%	0.07%	1.03%	(0.39)%	0.07%
Portfolio turnover rate	14	% (c)	48%	99%	57%	42%	39%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG JP Morgan® Tactical Moderate Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$10.40		$9.65	$10.52	$12.10	$9.32	$9.96

Investment operations:
Net investment income (a)	0.04		0.11	0.07	0.09	0.02	0.06
Net realized and unrealized gain (loss) on investments	0.84		0.69	(0.14)	(0.91)	2.80	(0.65)
Total from investment operations	0.88		0.80	(0.07)	(0.82)	2.82	(0.59)

Less distributions to shareholders from:
Net investment income	—		(0.05)	—	(0.10)	(0.04)	(0.05)
Net realized gains	—		—	(0.80)	(0.66)	—	—
Total distributions	—		(0.05)	(0.80)	(0.76)	(0.04)	(0.05)

Net asset value, end of year/period	$11.28		$10.40	$9.65	$10.52	$12.10	$9.32

Total Return (b)	8.46	% (c)	8.33%	(0.27)%	(7.49)%	30.29%	(6.00)%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$146,696		$141,494	$163,916	$190,631	$168,096	$138,740
Ratio of expenses to:
average net assets, before reimbursement (e)	2.04	% (d)	2.05%	2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (e)	1.99	% (d)	1.99%	2.03%	2.05%	2.05%	2.09%
Ratio of net investment income to average net assets (e)(f)	0.69	% (d)	1.09%	0.72%	0.74%	0.22%	0.56%
Portfolio turnover rate	21	% (c)	62%	119%	76%	58%	60%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Meeder Tactical Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$9.76		$8.85	$10.44	$11.34	$9.23	$9.93

Investment operations:
Net investment income (loss) (a)	(0.02)		— (b)	(0.09)	0.06	(0.10)	(0.11)
Net realized and unrealized gain (loss) on investments	0.86		1.12	0.08	(0.73)	2.32	(0.57)
Total from investment operations	0.84		1.12	(0.01)	(0.67)	2.22	(0.68)

Less distributions to shareholders from:
Net realized gains	—		(0.21)	(1.58)	(0.23)	(0.11)	(0.02)
Total distributions	—		(0.21)	(1.58)	(0.23)	(0.11)	(0.02)

Net asset value, end of year/period	$10.60		$9.76	$8.85	$10.44	$11.34	$9.23

Total Return (c)	8.61	% (d)	12.74%	0.39%	(6.09)%	24.09%	(6.91)%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$124,348		$114,343	$114,003	$119,009	$106,050	$96,604
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.03%	2.05%	2.05%	2.09%
Ratio of net investment income (loss) to average net assets (f)(g)	(0.40	)% (e)	(0.04)%	(0.90)%	0.53%	(0.98)%	(1.07)%
Portfolio turnover rate	4	% (d)	7%	11%	67%	19%	18%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG MFS® Aggressive Growth Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended
	October 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$9.24		$8.53	$10.32	$13.23	$9.64	$10.52

Investment operations:
Net investment income (loss) (a)	(0.08)		(0.03)	0.02	(0.06)	(0.14)	(0.04)
Net realized and unrealized gain (loss) on investments	0.80		1.02	(0.13)	(0.39)	4.10	(0.68)
Total from investment operations	0.72		0.99	(0.11)	(0.45)	3.96	(0.72)

Less distributions to shareholders from:
Net realized gains	—		(0.28)	(1.68)	(2.46)	(0.37)	(0.16)
Total distributions	—		(0.28)	(1.68)	(2.46)	(0.37)	(0.16)

Net asset value, end of year/period	$9.96		$9.24	$8.53	$10.32	$13.23	$9.64

Total Return (b)	7.79	% (c)	11.74%	(0.21)%	(5.81)%	41.39%	(7.10)%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$96,504		$100,911	$83,716	$88,076	$168,971	$118,933
Ratio of expenses to:
average net assets, before reimbursement (e)	2.04	% (d)	2.05%	2.05%	2.05%	2.05%	2.09%
average net assets, net of reimbursement (e)	1.99	% (d)	1.99%	2.03%	2.05%	2.05%	2.09%
Ratio of net investment income (loss) to average net assets (e)(f)	(1.56	)% (d)	(0.35)%	0.20%	(0.50)%	(1.18)%	(0.34)%
Portfolio turnover rate	7	% (c)	18%	18%	30%	39%	7%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not annualized.

(d)	Annualized.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	The recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG PIMCO Active Core Bond Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year	Year	Year	Year	Year
	October 31,		Ended	Ended	Ended	Ended	Ended
	2024		April 30,	April 30,	April 30,	April 30,	April 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of year/period	$8.26		$8.43	$8.91	$10.15	$9.98	$9.95

Investment operations:
Net investment income (a)	0.15		0.26	0.31	0.07	0.18	0.19
Net realized and unrealized gain (loss) on investments	0.18		(0.18)	(0.53)	(0.95)	0.27	0.07
Total from investment operations	0.33		0.08	(0.22)	(0.88)	0.45	0.26

Less distributions to shareholders from:
Net investment income	—		(0.25)	(0.26)	(0.08)	(0.19)	(0.20)
Net realized gains	—		—	—	(0.28)	(0.09)	(0.03)
Return of capital	—		—	—	—	—	— (b)
Total distributions	—		(0.25)	(0.26)	(0.36)	(0.28)	(0.23)

Net asset value, end of year/period	$8.59		$8.26	$8.43	$8.91	$10.15	$9.98

Total Return (c)	4.00	% (d)	0.84%	(2.43)%	(9.00)%	4.43%	2.59%

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$141,523		$123,698	$115,328	$141,259	$169,153	$121,205
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%	2.05%	2.05%	2.05%	2.12%
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%	2.03%	2.05%	2.05%	2.12%
Ratio of net investment income to average net assets (f)(g)	3.42	% (e)	3.07%	3.58%	0.71%	1.78%	1.92%
Portfolio turnover rate	12	% (d)	25%	31%	53%	64%	89%

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Rounds to less than $0.005 per share.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

PFG Tactical Income Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented)

	Six Months
	Ended		Year		Year	Year	Year
	October 31,		Ended		Ended	Ended	Ended
	2024		April 30,		April 30,	April 30,	April 30,
	(Unaudited)		2024		2023	2022	2021(a)
Net asset value, beginning of year/period	$9.43		$9.14		$9.19	$11.24	$10.00

Investment operations:
Net investment income (b)	0.12		0.18		0.15	0.07	0.17
Net realized and unrealized gain (loss) on investments	0.46		0.32		(0.13)	(0.75)	1.39
Total from investment operations	0.58		0.50		0.02	(0.68)	1.56

Less distributions to shareholders from:
Net investment income	—		(0.21)		—	(0.13)	(0.14)
Net realized gains	—		—		(0.07)	(1.24)	(0.18)
Total distributions	—		(0.21)		(0.07)	(1.37)	(0.32)

Net asset value, end of year/period	$10.01		$9.43		$9.14	$9.19	$11.24

Total Return (c)	6.15	% (d)	5.47	% (h)	0.34%	(7.18)%	15.69	% (d)

Ratios and Supplemental Data:
Net assets, end of year/period (000 omitted)	$104,906		$99,848		$116,490	$117,928	$116,538
Ratio of expenses to:
average net assets, before reimbursement (f)	2.04	% (e)	2.05%		2.05%	2.05%	2.05	% (e)
average net assets, net of reimbursement (f)	1.99	% (e)	1.99%		2.03%	2.05%	2.05	% (e)
Ratio of net investment income to average net assets (f)(g)	2.35	% (e)	1.93%		1.72%	0.66%	1.59	% (e)
Portfolio turnover rate	19	% (d)	41%		73%	104%	70	% (d)

(a)	For the period May 1, 2020 (commencement of operations) to April 30, 2021.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

Please see accompanying notes to financial statements.

PFG US Equity Index Strategy Fund – Class R
Financial Highlights

(For Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented)

Period
Ended
October
31, 2024(a)
Net asset value, beginning of period	$10.00
Investment operations:
Net investment loss (b)	(0.04)
Net realized and unrealized gain on investments	1.19
Total from investment operations	1.15

Net asset value, end of period	$11.15

Total Return (c)(d)	11.50%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$68,203
Ratio of expenses to:
average net assets, before reimbursement (e)(f)	2.04%
average net assets, net of reimbursement (e)(f)	1.99%
Ratio of net investment loss to average net assets (e)(f)(g)	(0.67)%
Portfolio turnover rate (d)	14%

(a)	For the period May 1, 2024 (commencement of operations) to October 31, 2024.

(b)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.

(c)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(d)	Not annualized.

(e)	Annualized.

(f)	Does not include expenses of the investment companies in which the Fund invests.

(g)	The recognition of net investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

Please see accompanying notes to financial statements.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2024

1.	ORGANIZATION

The Pacific Financial Family of Mutual Funds is comprised of seventeen different actively managed funds. Each Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open -end management investment company. Each Fund currently offers Class R shares. The Funds are “fund of funds”, in that each Fund will generally invest in other investment companies. The Funds and their primary investment objective, as of October 31, 2024, are as follows:

Fund	Primary Objective
PFG American Funds® Conservative Income Strategy Fund	Current Income
PFG American Funds® Growth Strategy Fund	Growth of capital
PFG BNY Mellon Diversifier Strategy Fund	Income with a secondary objective of capital appreciation
PFG BR Target Allocation Equity Strategy Fund	Growth of capital
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	Current income
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Total return
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Growth of capital
PFG Global Equity Index Strategy Fund	Growth of capital
PFG Invesco® Equity Factor Rotation Strategy Fund	Aggressive growth
PFG Janus Henderson® Balanced Strategy Fund	Capital appreciation with a secondary objective of income
PFG JP Morgan® Tactical Aggressive Strategy Fund	Aggressive growth
PFG JP Morgan® Tactical Moderate Strategy Fund	Capital appreciation with a secondary objective of income
PFG Meeder Tactical Strategy Fund	Capital appreciation
PFG MFS® Aggressive Growth Strategy Fund	Aggressive growth
PFG PIMCO Active Core Bond Strategy Fund	Income
PFG Tactical Income Strategy Fund	Current income
PFG US Equity Index Strategy Fund	Growth of capital

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the open-end funds.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the advisor as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee.

Fair Valuation Process – Fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non -traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2024 for each Fund’s investments measured at fair value:

PFG American Funds® Conservative Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$220,247,783	$—	$—	$220,247,783
Short-Term Investment	1,151,798	—	—	1,151,798
Total	$221,399,581	$—	$—	$221,399,581

PFG American Funds® Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$943,560,655	$—	$—	$943,560,655
Short-Term Investment	3,762,009	—	—	3,762,009
Total	$947,322,664	$—	$—	$947,322,664

PFG BNY Mellon Diversifier Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$2,366,377	$—	$—	$2,366,377
Open End Funds	115,524,973	—	—	115,524,973
Short-Term Investment	489,146	—	—	489,146
Total	$118,380,496	$—	$—	$118,380,496

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

PFG BR Target Allocation Equity Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$297,503,311	$—	$—	$297,503,311
Short-Term Investment	1,586,744	—	—	1,586,744
Total	$299,090,055	$—	$—	$299,090,055

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$25,514,013	$—	$—	$25,514,013
Open End Funds	33,888,095	—	—	33,888,095
Short-Term Investment	418,103	—	—	418,103
Total	$59,820,211	$—	$—	$59,820,211

PFG Fidelity Institutional AM® Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$354,543,129	$—	$—	$354,543,129
Short-Term Investment	2,787,000	—	—	2,787,000
Total	$357,330,129	$—	$—	$357,330,129

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$203,197,151	$—	$—	$203,197,151
Open End Funds	208,605,002	—	—	208,605,002
Short-Term Investment	2,221,035	—	—	2,221,035
Total	$414,023,188	$—	$—	$414,023,188

PFG Global Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$59,527,988	$—	$—	$59,527,988
Short-Term Investment	278,788	—	—	278,788
Total	$59,806,776	$—	$—	$59,806,776

PFG Invesco® Equity Factor Rotation Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$57,058,110	$—	$—	$57,058,110
Short-Term Investment	308,624	—	—	308,624
Total	$57,366,734	$—	$—	$57,366,734

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

PFG Janus Henderson® Balanced Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$27,666,890	$—	$—	$27,666,890
Open End Funds	261,304,896	—	—	261,304,896
Short-Term Investment	1,165,275	—	—	1,165,275
Total	$290,137,061	$—	$—	$290,137,061

PFG JP Morgan® Tactical Aggressive Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,382,122	$—	$—	$117,382,122
Open End Funds	171,850,409	—	—	171,850,409
Short-Term Investment	1,085,595	—	—	1,085,595
Total	$290,318,126	$—	$—	$290,318,126

PFG JP Morgan® Tactical Moderate Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$70,594,242	$—	$—	$70,594,242
Open End Funds	75,484,193	—	—	$75,484,193
Short-Term Investment	888,469	—	—	888,469
Total	$146,966,904	$—	$—	$146,966,904

PFG Meeder Tactical Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$123,873,791	$—	$—	$123,873,791
Short-Term Investment	481,661	—	—	481,661
Total	$124,355,452	$—	$—	$124,355,452

PFG MFS® Aggressive Growth Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$14,309,628	$—	$—	$14,309,628
Open End Funds	81,704,878	—	—	81,704,878
Short-Term Investment	487,627	—	—	487,627
Total	$96,502,133	$—	$—	$96,502,133

PFG PIMCO Active Core Bond Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$140,467,935	$—	$—	$140,467,935
Short-Term Investment	908,863	—	—	908,863
Total	$141,376,798	$—	$—	$141,376,798

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

PFG Tactical Income Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$14,256,552	$—	$—	$14,256,552
Open End Funds	90,051,611	—	—	90,051,611
Short-Term Investment	477,344	—	—	477,344
Total	$104,785,507	$—	$—	$104,785,507

PFG US Equity Index Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$68,066,525	$—	$—	$68,066,525
Short-Term Investment	482,207	—	—	482,207
Total	$68,548,732	$—	$—	$68,548,732

*	Refer to the Schedules of Investments for industry classification.

The Funds did not hold any Level 2 or Level 3 securities during the period.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities under the effective interest method. Dividend income is recorded on the ex- dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed annually by the Funds. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; and temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Fund.

Federal Income Tax – It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions, taken on returns filed for open tax years ended April 30, 2021 through April 30, 2023, or expected to be taken in the Funds’ April 30, 2024 year-end tax returns. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where a Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognized interest and penalties related to unrecognized tax benefits in interest and other expenses, respectively. For the year ended April 30, 2024, the Funds did not have any interest or penalties.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2024, cost of purchases and proceeds from sales of Fund securities, other than short-term investments, amounted to the following:

Fund	Purchases	Sales
PFG American Funds® Conservative Income Strategy Fund	$21,369,242	$7,998,403
PFG American Funds® Growth Strategy Fund	217,654,316	146,093,977
PFG BNY Mellon Diversifier Strategy Fund	14,160,009	14,739,505
PFG BR Target Allocation Equity Strategy Fund	102,052,943	55,119,814
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	13,508,791	8,428,296
PFG Fidelity Institutional AM® Equity Index Strategy Fund	62,727,093	37,064,924
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	176,339,594	176,418,865
PFG Global Equity Index Strategy Fund	60,786,551	4,390,455
PFG Invesco® Equity Factor Rotation Strategy Fund	28,188,919	33,316,763
PFG Janus Henderson® Balanced Strategy Fund	24,420,490	30,199,152
PFG JP Morgan® Tactical Aggressive Strategy Fund	38,967,448	41,752,237
PFG JP Morgan® Tactical Moderate Strategy Fund	30,074,244	36,322,198
PFG Meeder Tactical Strategy Fund	4,355,000	4,559,985
PFG MFS® Aggressive Growth Strategy Fund	7,436,817	21,014,744
PFG PIMCO Active Core Bond Strategy Fund	30,465,639	15,384,351
PFG Tactical Income Strategy Fund	19,805,287	19,898,256
PFG US Equity Index Strategy Fund	70,520,786	8,616,108

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The Pacific Financial Group, LLC serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an investment advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, each Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor up to $3 billion, and 1.20% of each Fund’s average daily net assets for the total assets under management of all funds managed by the Advisor over $3 billion.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

For the six months ended October 31, 2024, pursuant to the investment advisory agreement, the Advisor earned the following advisory fees:

Fund
PFG American Funds® Conservative Income Strategy Fund	$1,335,178
PFG American Funds® Growth Strategy Fund	5,519,668
PFG BNY Mellon Diversifier Strategy Fund	732,196
PFG BR Target Allocation Equity Strategy Fund	1,676,871
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	361,339
PFG Fidelity Institutional AM® Equity Index Strategy Fund	2,058,726
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,548,957
PFG Global Equity Index Strategy Fund	298,357
PFG Invesco® Equity Factor Rotation Strategy Fund	388,191
PFG Janus Henderson® Balanced Strategy Fund	1,780,518
PFG JP Morgan® Tactical Aggressive Strategy Fund	1,768,117
PFG JP Morgan® Tactical Moderate Strategy Fund	911,456
PFG Meeder Tactical Strategy Fund	767,218
PFG MFS® Aggressive Growth Strategy Fund	664,756
PFG PIMCO Active Core Bond Strategy Fund	836,184
PFG Tactical Income Strategy Fund	642,905
PFG US Equity Index Strategy Fund	373,449

Effective January 1, 2023, pursuant to an expense limitation agreement between the Advisor and the Trust, on behalf of the Funds, (the “Expense Limitation Agreement”), the Advisor has contractually agreed to waive a portion of its advisory fee to the extent necessary so that the total expenses incurred by each Fund (exclusive of any brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) will not exceed 1.99% per annum of each Fund’s average daily net assets. The Expense Limitation Agreement may be terminated by the Board of Trustees upon 60 days’ written notice to the Advisor.

For the six months ended October 31, 2024, the following funds waived fees pursuant to the expense limitation agreement:

Fund
PFG American Funds® Conservative Income Strategy Fund	$51,724
PFG American Funds® Growth Strategy Fund	213,701
PFG BNY Mellon Diversifier Strategy Fund	28,383
PFG BR Target Allocation Equity Strategy Fund	64,894
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	13,995
PFG Fidelity Institutional AM® Equity Index Strategy Fund	79,694
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	98,733
PFG Global Equity Index Strategy Fund	11,532
PFG Invesco® Equity Factor Rotation Strategy Fund	15,048
PFG Janus Henderson® Balanced Strategy Fund	68,998
PFG JP Morgan® Tactical Aggressive Strategy Fund	68,504
PFG JP Morgan® Tactical Moderate Strategy Fund	35,330
PFG Meeder Tactical Strategy Fund	29,728
PFG MFS® Aggressive Growth Strategy Fund	25,769
PFG PIMCO Active Core Bond Strategy Fund	32,383
PFG Tactical Income Strategy Fund	24,921
PFG US Equity Index Strategy Fund	14,428

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

Effective May 1, 2020, The Pacific Financial Group, Inc. (“TPFG), an affiliate of the Advisor, entered into an Administrative Services Agreement with the Trust (the “Administrative Services Agreement”). Under the terms of the Administrative Services Agreement, TPFG receives a fee from each Fund in an amount equal to 0.70% of the Fund’s average daily net assets. In exchange, TPFG is responsible for providing the following services and to pay for the following Fund expenses.

The Funds are used to construct Model Portfolios, consisting solely of the Funds, which are purchased by the Funds’ shareholders. The shareholders are investment management clients of TPFG and are typically introduced to TPFG by a Financial Intermediary. In most, but not all, instances, the shareholders are participants in a retirement plan, regulated by ERISA or by Internal Revenue Code, and the shareholders invest in the Model Portfolios through a self-directed brokerage account (“SDBA”) or a similar type of account made available by the retirement plan.

Among the services provided to shareholders, by TPFG, under the Administrative Services Agreement, are: (i) assistance in opening an account in which the shareholder will invest in a Model Portfolio; (ii) providing resources that enable the Financial Intermediary to assist the shareholder, in identifying the shareholder’s investment objective and risk profile; (iii) educating, and responding to questions from, shareholders, or from Financial Intermediaries acting on behalf of a shareholder, about the Funds and the Model Portfolios; (iv) trading Model Portfolios on behalf of shareholders, and reconciling those trades, typically with the custodian of a retirement plan; (v) maintaining records of investments in Model Portfolios, the performance of Model Portfolios, and contributions to, and withdrawals from, Model Portfolios, for shareholders and for their Financial Intermediaries; and (vi) assisting in account maintenance, account closings, and account transfers, for shareholders. All of these services are in addition to the services provided by other Fund Service Providers.

In addition to providing services, TPFG is responsible to make the following payments, on behalf of the Funds: (a) the fees and certain expenses incurred in connection with the provision of Fund Administration, Fund Accounting and Fund Transfer Agent Services; (b) the fees and certain expenses of the Funds’ Custodian; (c) the fees charged by retirement plan or other custodians that maintain SDBAs or other brokerage accounts for Fund shareholders; (d) the charges and expenses of legal counsel and independent accountants for the Funds; (e) the fees and expenses of Trustees who are not affiliated persons of the Advisor or Distributor; (f) the fees of the Funds’ participation in any trade association of which the Trust may be a member; (g) the cost of fidelity and liability insurance; (h) the fees and expenses involved in maintaining registration of the Fund and of the Funds’ shares with the SEC, maintaining qualification of the Funds’ shares under state securities laws, and the preparation and printing of the Fund’s registration statements and prospectuses for such purposes; (i) expenses of shareholders and Trustees’ meetings; and (j) expenses of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to shareholders (collectively, “Fund Operating Expenses”).

Under the Administrative Services Agreement, Fund Operating Expenses do not include (i) advertising, promotion and other expenses incurred in connection with the sale or distribution of the Funds’ shares (including expenses that the Funds are authorized to pay pursuant to Rule 12b-1); (ii) brokerage fees and commissions; (iii) taxes; (iv) borrowing costs; (iv) fees and expenses of investment companies acquired by a Fund; (v) advisory fees payable to the Funds’ Advisor; and (vi) extraordinary or non-recurring expenses, such as litigation and indemnification expenses. TPFG’s role with respect to paying Fund Operating Expenses shall be as the paying agent, without responsibility (under the Administrative Services Agreement) for the manner of performance by the Funds’ service providers.

The Administrative Services Agreement will continue in effect for one (1) year and thereafter shall continue from year to year provided such continuance is approved at least annually by a vote of the majority of the Trustees. The Servicing Administration Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the TPFG, or by holders of a majority of that Trust’s outstanding shares.

The Trust, with respect to the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by each Fund at an annual rate up to 0.25% of its average daily net assets.

Northern Lights Fund Distributors, LLC, the Fund’s distributor (“Distributor”), and other entities are paid under the Plan for services provided and the expenses borne by the Distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the Distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisors, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Each Fund is currently accruing 0.10% of its average daily net assets under the plan. For the six months ended October 31, 2024, pursuant to the Plan, the Funds accrued the following fees:

Fund	12b-1 Fee
PFG American Funds® Conservative Income Strategy Fund	$107,857
PFG American Funds® Growth Strategy Fund	445,896
PFG BNY Mellon Diversifier Strategy Fund	59,146
PFG BR Target Allocation Equity Strategy Fund	135,465
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	29,189
PFG Fidelity Institutional AM® Equity Index Strategy Fund	166,311
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	205,909
PFG Global Equity Index Strategy Fund	24,104
PFG Invesco® Equity Factor Rotation Strategy Fund	31,357
PFG Janus Henderson® Balanced Strategy Fund	143,831
PFG JP Morgan® Tactical Aggressive Strategy Fund	142,830
PFG JP Morgan® Tactical Moderate Strategy Fund	73,627
PFG Meeder Tactical Strategy Fund	61,976
PFG MFS® Aggressive Growth Strategy Fund	53,698
PFG PIMCO Active Core Bond Strategy Fund	67,549
PFG Tactical Income Strategy Fund	51,933
PFG US Equity Index Strategy Fund	30,171

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor did not receive any commissions from the sale of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Services, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Funds. Pursuant to separate servicing agreements with UFS, TPFG pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from TPFG.

BluGiant, LLC (“BluGiant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from TPFG.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

5.	INVESTMENT IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Transactions during the six months ended October 31, 2024 with affiliated companies are as follows:

PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316188101	Fidelity Corporate Bond ETF	$13,316,562	$1,600,324	$1,565,487	$105,624	$471,166	$13,928,189	$314,655

PFG Fidelity Institutional AM® Equity Sector Strategy Fund

		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
316092881	Fidelity MSCI Materials Index ETF	$67,899,149	$17,607,970	$16,216,488	$2,334,826	$2,273,634	$73,899,091	$563,733

PFG Invesco Equity Factor Rotation Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46138E396	Invesco S&P 500 Enhanced Value ETF	$10,018,652	$920,885	$8,219,316	$1,055,451	$(964,871)	$2,810,801	$90,418

As of October 31, 2024, the PFG Invesco Equity Factor Rotation Strategy Fund did not hold any affiliated investments.

PFG JP Morgan® Tactical Aggressive Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Gain	Appreciation	Period	Income
46641Q209	JPMorgan Diversified Return International Equity ETF	$22,470,875	$1,799,980	$13,329,501	$1,215,124	$(40,189)	$12,116,289	$405,187

As of October 31, 2024, the PFG JP Morgan Tactical Aggressive Strategy Fund did not hold any affiliated investments.

PFG Meeder Tactical Strategy Fund

						Change in
						Unrealized
		Value-Beginning of			Net Realized	Appreciation/	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Gain/(Loss)	(Depreciation)	Period	Income
58510R762	Meeder Dynamic Allocation Fund, Institutional Class	$19,253,603	$445,000	$420,000	$(25,544)	$1,649,166	$20,902,225	$162,033
58510R788	Meeder Muirfield Fund, Institutional Class	63,960,597	2,325,000	2,894,984	172,589	5,855,000	69,418,202	458,387
58510R655	Meeder Spectrum Fund, Institutional Class	11,496,680	157,000	360,000	73,771	1,102,486	12,469,937	93,760
		$94,710,880	$2,927,000	$3,674,984	$220,816	$8,606,652	$102,790,364	$714,180

PFG Tactical Income Strategy Fund

						Change in
		Value-Beginning of				Unrealized	Value-End of
CUSIP	Description	Period	Purchases	Sales Proceeds	Net Realized Loss	Appreciation	Period	Income
47103Y649	Janus Henderson Asia Equity Fund, Class N*	$2,261,093	$—	$2,296,168	$208,712	$(173,637)	$—	$—
47103X823	Janus Henderson Responsible International Dividend Fund, Class N	12,104,794	1,250,325	1,509,601	282,044	362,306	12,489,868	185,297
		$14,365,887	$1,250,325	$3,805,769	$490,756	$188,669	$12,489,868	$185,297

*	As of October 31, 2024, this holding was no longer held by the PFG Tactical Income Strategy Fund.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2024, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
PFG American Funds® Conservative Income Strategy Fund	$234,288,956	$6,205,437	$(19,094,812)	$(12,889,375)
PFG American Funds® Growth Strategy Fund	856,271,657	97,965,936	(6,914,914)	91,051,022
PFG BNY Mellon Diversifier Strategy Fund	122,670,093	2,621,956	(6,911,553)	(4,289,597)
PFG BR Target Allocation Equity Strategy Fund	269,417,245	29,695,683	(22,872)	29,672,811
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	58,281,710	1,538,501	—	1,538,501
PFG Fidelity Institutional AM® Equity Index Strategy Fund	295,559,691	61,770,438	—	61,770,438
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	371,308,684	42,714,505	—	42,714,505
PFG Global Equity Index Strategy Fund	56,985,544	2,821,232	—	2,821,232
PFG Invesco® Equity Factor Rotation Strategy Fund	53,137,669	4,229,065	—	4,229,065
PFG Janus Henderson® Balanced Strategy Fund	283,378,116	6,768,299	(9,354)	6,758,945
PFG JP Morgan® Tactical Aggressive Strategy Fund	244,961,072	45,357,054	—	45,357,054
PFG JP Morgan® Tactical Moderate Strategy Fund	136,206,309	11,411,554	(650,959)	10,760,595
PFG Meeder Tactical Strategy Fund	115,129,167	9,423,699	(197,413)	9,226,286
PFG MFS® Aggressive Growth Strategy Fund	85,787,876	10,786,119	(71,862)	10,714,257
PFG PIMCO Active Core Bond Strategy Fund	155,175,502	552,799	(14,351,503)	(13,798,704)
PFG Tactical Income Strategy Fund	99,396,352	2,508,768	(101,792)	2,406,976
PFG US Equity Index Strategy Fund	63,062,430	5,486,302	—	5,486,302

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal year ended April 30, 2024 and the fiscal year ended April 30, 2023 were as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$3,506,604	$753,053	$—	$4,259,657
PFG American Funds® Growth Strategy Fund	—	2,643,452	—	2,643,452
PFG BNY Mellon Diversifier Strategy Fund	1,242,452	—	—	1,242,452
PFGBR Target Allocation Equity Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	674,560	—	—	674,560
PFG Fidelity Institutional AM® Equity Index Strategy Fund	841,816	11,225,585	—	12,067,401
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,564,801	6,245,608	—	8,810,409
PFG Invesco® Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund	779,755	—	—	779,755
PFG Meeder Tactical Strategy Fund	—	2,479,786	—	2,479,786
PFG MFS® Aggressive Growth Strategy Fund	—	2,983,194	—	2,983,194
PFG PIMCO Active Core Bond Strategy Fund	3,524,434	—	—	3,524,434
PFG Tactical Income Strategy Fund	2,264,301	—	—	2,264,301

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2023	Income	Capital Gains	Capital	Total
PFG American Funds® Conservative Income Strategy Fund	$1,257,966	$4,570,752	$—	$5,828,718
PFG American Funds® Growth Strategy Fund	—	90,892,908	—	90,892,908
PFG BNY Mellon Diversifier Strategy Fund	6,136,575	1,046,834	—	7,183,409
PFG BR Target Allocation Equity Strategy Fund	—	3,884,118	—	3,884,118
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	25,196	5,105	—	30,301
PFG Fidelity Institutional AM® Equity Index Strategy Fund	658,232	8,109,741	—	8,767,973
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	7,136,380	18,862,200	—	25,998,580
PFG Invesco© Equity Factor Rotation Strategy Fund	—	—	—	—
PFG Janus Henderson® Balanced Strategy Fund	—	8,642,424	—	8,642,424
PFG JP Morgan® Tactical Aggressive Strategy Fund	—	13,830,184	—	13,830,184
PFG JP Morgan® Tactical Moderate Strategy Fund	909	12,732,806	—	12,733,715
PFG Meeder Tactical Strategy Fund	—	16,967,616	—	16,967,616
PFG MFS® Aggressive Growth Strategy Fund	—	13,300,171	—	13,300,171
PFG PI MCO Active Core Bond Strategy Fund	3,403,797	—	—	3,403,797
PFG Tactical Income Strategy Fund	76,562	834,906	—	911,463

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

As of April 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

		Undistributed	Undistributed	Post October Loss
		Ordinary	Long-Term	and
		Income	Capital Gains	Late Year Loss
PFG American Funds® Conservative Income Strategy Fund		$891,827	$447,622	$—
PFG American Funds® Growth Strategy Fund		—	27,730,875	(4,514,219)
PFG BNY Mellon Diversifier Strategy Fund		323,454	—	(4,729,616)
PFG BR Target Allocation Equity Strategy Fund		—	—	—
PFG Fidelity Institutional AM® Core Hus Bond Strategy Fund		271,865	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund		—	21,623,758	(1,683,306)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund		217,998	15,013,361	—
PFG Invesco® Equity Factor Rotation Strategy Fund		—	—	(66,482)
PFG Janus Henderson® Balanced Strategy Fund		1,073,901	—	(600,262)
PFG JP Morgan® Tactical Aggressive Strategy Fund		—	—	—
PFG JP Morgan® Tactical Moderate Strategy Fund		1,662,503	—	—
PFG Meeder Tactical Strategy Fund		—	728,042	(371,210)
PFG MFS® Aggressive Growth Strategy Fund		—	3,637,045	—
PFG PIMCO Active Core Bond Strategy Fund		999,198	—	(9,561)
PFG Tactical Income Strategy Fund		1,390,861	—	—

	Capital Loss	Other	Unrealized	Total
	Carry	Book/Tax	Appreciation/	Accumulated
	Forwards	Differences	(Depreciation)	Earnings/( Deficits)
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$(22,297,899)	$(20,958,450)
PFG American Funds® Growth Strategy Fund	—	—	20,783,718	44,000,374
PFG BNY Mellon Diversifier Strategy Fund	(4,659,530)	—	(9,248,001)	(18,313,693)
PFG BR Target Allocation Equity Strategy Fund	(7,424,108)	—	10,595,217	3,171,109
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	(1,134,456)	—	(87,501)	(950,092)
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	36,792,773	56,733,225
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	30,636,062	45,867,421
PFG Invesco® Equity Factor Rotation Strategy Fund	(14,741,536)	—	5,701,087	(9,106,931)
PFG Janus Henderson® Balanced Strategy Fund	(12,823,751)	—	(14,752,790)	(27,102,902)
PFG JP Morgan® Tactical Aggressive Strategy Fund	(3,816,181)	—	24,998,466	21,182,285
PFG JP Morgan® Tactical Moderate Strategy Fund	(11,534,526)	—	4,496,473	(5,375,550)
PFG Meeder Tactical Strategy Fund	—	—	(559,772)	(202,940)
PFG MFS® Aggressive Growth Strategy Fund	—	—	5,437,047	9,074,092
PFG PIMCO Active Core Bond Strategy Fund	(6,942,562)	—	(16,615,739)	(22,568,664)
PFG Tactical Income Strategy Fund	(10,468,717)	—	(762,408)	(9,840,264)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and foreign tax passthrough basis adjustments.

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Losses
PFG American Funds© Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	4,514,219
PFG BNY Mellon Diversifier Strategy Fund	—
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	1,683,306
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	66,482
PFG Janus Henderson® Balanced Strategy Fund	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	371,210
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	—
PFG Tactical Income Strategy Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
PFG American Funds® Conservative Income Strategy Fund	$—
PFG American Funds® Growth Strategy Fund	—
PFG BNY Mellon Diversifier Strategy Fund	4,729,616
PFG BR Target Allocation Equity Strategy Fund	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—
PFG Janus Henderson® Balanced Strategy Fund	600,262
PFG JP Morgan® Tactical Aggressive Strategy Fund	—
PFG JP Morgan® Tactical Moderate Strategy Fund	—
PFG Meeder Tactical Strategy Fund	—
PFG MFS® Aggressive Growth Strategy Fund	—
PFG PIMCO Active Core Bond Strategy Fund	9,561
PFG Tactical Income Strategy Fund	—

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

At April 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, and utilized capital loss carryforwards as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
PFG American Funds® Conservative Income Strategy Fund	$—	$—	$—	$—
PFG American Funds® Growth Strategy Fund	—	—	—	—
PFG BNY Mellon Diversifier Strategy Fund	—	4,659,530	4,659,530	—
PFG BR Target Allocation Equity Strategy Fund	—	7,424,108	7,424,108	—
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	339,229	795,227	1,134,456	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	—	—	—	—
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	—	—	—	—
PFG Invesco® Equity Factor Rotation Strategy Fund	—	14,741,536	14,741,536	—
PFG Janus Henderson® Balanced Strategy Fund	8,993,497	3,830,254	12,823,751	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	3,816,181	—	3,316,181	11,106,008
PFG JP Morgan® Tactical Moderate Strategy Fund	9,012,055	2,522,471	11,534,526	287,777
PFG Meeder Tactical Strategy Fund	—	—	—	—
PFG MFS® Aggressive Growth Strategy Fund	—	—	—	—
PFG PIMCO Active Core Bond Strategy Fund	1,752,074	5,190,488	6,942,562	—
PFG Tactical Income Strategy Fund	3,183,031	7,285,686	10,468,717	—

During the fiscal year ended April 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non -deductible expenses, net operating losses, and use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended April 30, 2024 as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
PFG American Funds® Conservative Income Strategy Fund	$—	$—
PFG American Funds® Growth Strategy Fund	(3,460,934)	3,460,934
PFG BNY Mellon Diversifier Strategy Fund	(1,821)	1,821
PFG BR Target Allocation Equity Strategy Fund	(797,266)	797,266
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	—	—
PFG Fidelity Institutional AM® Equity Index Strategy Fund	2,683,938	(2,683,938)
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	2,073,074	(2,073,074)
PFG Invesco® Equity Factor Rotation Strategy Fund	(41,091)	41,091
PFG Janus Henderson® Balanced Strategy Fund	—	—
PFG JP Morgan® Tactical Aggressive Strategy Fund	(734,616)	734,616
PFG JP Morgan® Tactical Moderate Strategy Fund	—	—
PFG Meeder Tactical Strategy Fund	(115,798)	115,798
PFG MFS® Aggressive Growth Strategy Fund	(319,683)	319,683
PFG PIMCO Active Core Bond Strategy Fund	—	—
PFG Tactical Income Strategy Fund	(5,092)	5,092

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

Portfolio	Beneficial Owner	% of Outstanding Shares
PFG American Funds® Conservative Income Strategy Fund	Charles Schwab	29%
	NFS	48%
PFG American Funds® Growth Strategy Fund	Charles Schwab	28%
	NFS	52%
PFG BNY Mellon Diversifier Strategy Fund	Charles Schwab	30%
	NFS	45%
PFG BR Target Allocation Equity Strategy Fund	Charles Schwab	27%
	NFS	57%
PFG Fidelity Institutional AM® Core Plus Bond Strategy Fund	NFS	41%
	Pershing	34%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	NFS	55%
PFG Fidelity Institutional AM® Equity Sector Strategy Fund	Charles Schwab	28%
	NFS	48%
PFG Global Equity Index Strategy Fund	Charles Schwab	34%
	NFS	52%
PFG Invesco® Equity Factor Rotation Strategy Fund	Charles Schwab	31%
	NFS	50%
PFG Janus Henderson® Balanced Strategy Fund	Charles Schwab	31%
	NFS	46%
PFG JP Morgan® Tactical Aggressive Strategy Fund	Charles Schwab	27%
	NFS	52%
PFG JP Morgan® Tactical Moderate Strategy Fund	Charles Schwab	27%
	NFS	43%
	Pershing	29%
PFG Meeder Tactical Strategy Fund	Charles Schwab	35%
	NFS	45%
PFG MFS® Aggressive Growth Strategy Fund	Charles Schwab	36%
	NFS	47%
PFG PIMCO Active Core Bond Strategy Fund	NFS	61%
PFG Tactical Income Strategy Fund	Charles Schwab	29%
	NFS	40%
	Pershing	30%
PFG US Equity Index Strategy Fund	Charles Schwab	32%
	NFS	46%

THE PACIFIC FINANCIAL FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
October 31, 2024

9.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The following Funds currently invest a portion of their assets in the corresponding investment companies. The Funds may redeem their investment from these investment companies at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Funds will be directly affected by the performance of these investment companies. The financial statements of these investment companies, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements.

Fund	Investment	Percentage of Net Assets
PFG BNY Mellon Diversifier Strategy Fund	BNY Mellon Core Plus Fund, Class I	70.8%
PFG BR Target Allocation Equity Strategy Fund	iShares Core S&P 500 ETF	30.6%
PFG Fidelity Institutional AM® Core Plus Bond StrategyFund	Fidelity Total Bond Fund, Class Z	39.2%
PFG Fidelity Institutional AM® Equity Index Strategy Fund	Fidelity 500 Index Fund, Institutional Premium Class	60.3%
	Fidelity Global ex US Index Fund, Institutional Premium Class	30.2%
PFG Global Equity Index Strategy Fund	Vanguard Total Stock Market ETF	29.9%
PFG Janus Henderson® Balanced Strategy Fund	Janus Henderson Balanced Fund, Class N	79.8%
PFG JP Morgan® Tactical Aggressive Strategy Fund	JPMorgan U.S. Equity Fund, Class R6	27.2%
PFG Meeder Tactical Strategy Fund	Meeder Muirfield Fund, Institutional Class	55.8%
PFG PIMCO Active Core Bond Strategy Fund	PIMCO Income Fund, Institutional Class	25.8%
	PIMCO Total Return Fund, Institutional Class	38.7%
PFG US Equity Index Strategy Fund	Vanguard S&P 500 ETF	44.6%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)
October 31, 2024

The Pacific Financial Group, LLC – Advisor to the following funds:

PFG Global Equity Index Strategy Fund (“PFG Global Equity”)

PFG US Equity Index Strategy Fund (“PFG US Equity”)

(each the “Fund” and collectively the “New PFG Funds”) *

In connection with the regular meeting held on January 22, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment Advisory Agreement (the “Advisory Agreement”) between The Pacific Financial Group, LLC (“PFG” or “Advisor”) and the Trust, with respect to the New PFG Funds. In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent, and Quality of Services. The Board noted that the contemplated advisor, PFG, was founded in 1984, had over $2.8 billion in assets under management (“AUM”), and provided money management services and investment solutions involving model portfolios structured for retirement plan participants and customized to such participants’ goals and risk profiles. The Board reviewed the background information of the key personnel that would be responsible for servicing the New PFG Funds and expressed satisfaction at the education and financial industry experience of the team. The Board considered PFG’s strategy, which involved identifying a well- established institutional asset manager (the “Strategist”) for a Fund, and performing ongoing due diligence on the Strategist’s research, investment style, and performance using analytics and external research services to ensure conformity with such Fund’s investment strategy. The Board also discussed PFG’s risk management program, including the use of analytical software and the advice of a third- party firm, PFG’s “best-execution” criteria for broker-dealer selection, and PFG’s institutional resources regarding marketing and cybersecurity. The Board concluded that PFG had sufficient resources to provide quality service to the New PFG Funds for the benefit of their respective shareholders.

Performance. The Board noted that, as none of the New PFG Funds had commenced operations, there was no performance data for the New PFG Funds. The Board reviewed the performance of a mutual fund currently managed by the Advisor as information relevant to the prospects for the PFG Global Equity and PFG US Equity. The Board also considered the performance of the other funds in the Trust managed by the Advisor. The Board concluded that the New PFG Funds have an opportunity to deliver reasonable returns to shareholders.

Fees and Expenses.

PFG Global Equity. The Board observed that PFG proposed to charge a 1.25% annual advisory fee with respect to PFG Global Equity, noting that such advisory fee was in the 86th percentile of the Fund’s category. They further observed that the Fund would have a net expense ratio of 1.99%, and that such net expense ratio was in the 86th percentile of the Fund’s category. The Board noted that PFG estimated the Fund would incur 0.09% annually in acquired fund fees and expenses (“AFFE”).

PFG US Equity. The Board observed that PFG proposed to charge a 1.25% annual advisory fee with respect to PFG US Equity, noting that such advisory fee was in the 79th percentile of the Fund’s category. They further observed that the Fund would have a net expense ratio of 1.99%, and that such net expense ratio was in the 86th percentile of the Fund’s category. The Board noted that PFG estimated the Fund would incur 0.09% annually in AFFE.

THE PACIFIC FINANCIAL FUNDS
Supplemental Information (Unaudited)(Continued)
October 31, 2024

With regards to each of the New PFG Funds, the Board observed that each Fund had agreed to an expense limitation capping each Fund’s net expenses at 1.99% and a breakpoint in place with regards to the proposed advisory fee to be charged to the Fund. The Board considered PFG’s statement that PFG’s strategy of allocating the New PFG Fund’s investments to unaffiliated funds, rather than affiliated funds, would ultimately benefit the shareholders of the New PFG Funds by providing a differentiated investment opportunity to shareholders. The Board discussed the services provided to shareholders by PFG related to asset allocation and risk assessment. The Board agreed that the proposed fees were not unreasonable.

Economies of Scale. The Board considered that, as none of the New PFG Funds had commenced operations, PFG had not achieved economies of scale with respect to the New PFG Funds. The Board noted, however, that PFG had proactively proposed breakpoints based on the total assets across all Funds advised by PFG, the New PFG Funds would be included in such arrangement, and PFG had previously expressed openness to instituting further breakpoints.

Profitability. The Board noted that, as none of the New PFG Funds had commenced operations, there was profitability information data with respect to the New PFG Funds. The Board considered that, as set forth in the pro-forma profit spreadsheet included among the meeting materials, PFG projected modest profitability with respect to its relationship to each of the New PFG Funds. The Board concluded that PFG’s profit would not be excessive.

Conclusion. Having requested and received such information from PFG as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the Advisory Agreement with respect to the New PFG Funds was in the best interests of the New PFG Funds and their shareholders.

*	Due to the timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the New PFG Funds.

INVESTMENT ADVISOR
The Pacific Financial Group, LLC
11811 NE First Street, Suite 201
Bellevue, WA 98005

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	1/6/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin Wolf
Kevin Wolf, President

Date	1/6/25

By (Signature and Title)
/s/ Jim Colantino
Jim Colantino, Treasurer

Date	1/6/25